UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  April 30, 2017

Item 1. Report to Stockholders.

Weiss Alternative Balanced Risk Fund

Class K – weikx
Investor Class – weizx

Semi-Annual Report

April 30, 2017

WEISS ALTERNATIVE BALANCED RISK FUND

Dear Shareholders:

The Weiss Alternative Balanced Risk Fund (the “Fund”) was launched in December 1, 2015 in response to investors search for a lower cost, more liquid, transparent investment vehicle that seeks to provide returns with moderate volatility and reduced correlation to the overall performance of bond and equity markets.  The Fund utilizes a dynamic, risk-weighted asset allocation in an effort to create a balanced solution, optimized for a variety of market climates.  The Fund invests in three diversified asset classes, including an allocation to the Weiss Multi-Strategy portfolio; there are investments in long-only debt securities and long-only equity securities.  We look forward to giving our second full year report at the end of the year.

A.	Quarterly Performance Review, including portfolio attribution.

•
The Weiss Alternative Balanced Risk Fund increased +1.62% in its fiscal second quarter, ending April 2017. The quarter’s strong performance was the result of broad-based positive performance in all three underlying components. By comparison, our benchmark Bloomberg Barclays US Aggregate Bond Index increased +1.40%. In particular, bond outperformance was closely linked with an unwind of inflationary pressures accompanying the Trump trade. In our peer universe, the Morningstar Multi-alternative category was up +1.41%. In the past year, Alternative Balanced Risk has illustrated its ability to minimize volatility during turbulent times and yet still generated attractive outperformance once the dust has settled.

•
Fund strength in the quarter was owed to all three components. Specifically, on a total return basis, all constituents of the fixed income component were up approximately 2-2.5%. The fund’s longest dated sovereign bonds provided the largest contribution to performance. Bond outperformance was a welcome return to form after two weak quarters in a row. Equities also finished on a high note even after a spectacular start to the fiscal year last quarter. Finally, alpha continued to extend its consistency, finishing up on the quarter for the 5th time in a row. While it is uncommon to benefit from all three components finishing positive for the quarter, it is welcomed!

•
For the quarter, the fixed income component finished on a strong positive note, but not enough to undo the carnage of the Trump trade during the prior two quarters. The total return for the quarter ended up 2.15%.  Outperformance was broadly based across not only U.S. Treasury mid and longer dated issues but included a strong performance from pro-cyclical corporate high yield credit.

•
Contributing to the fund’s performance, the equity component was able to maintain sizeable returns from large and mid-cap securities in February despite rocky volatility through March and April. They increased an attractive  +3.33%, adding nicely to last quarter’s outsized positive gain.

•	Lastly, Alpha continued to fulfill its mandate of steady, consistent returns, ending the quarter up modest +1.14% despite ample market volatility in bonds and equities.

B.	Portfolio composition and other analysis

•
In the second fiscal year quarter of 2017, the Fund’s exposure to the bond component averaged approximately 54.2%, down markedly from the prior quarter. However, fixed income outperformance and political uncertainty suggests that a defensive posture may result in allocation stability in the short to medium term. The equity component averaged approximately 19.4% in the second quarter, up decidedly from 16.1% in the prior quarter. The alpha component averaged approximately 27.6% from 25.8% last quarter.

WEISS ALTERNATIVE BALANCED RISK FUND

•
Overall portfolio risk for the Fund was 4.09% through the second quarter of 2017 (Source: Bloomberg, 252-day trailing volatility, annualized). It was a continued reduction in overall fund volatility despite seemingly greater uncertainty in geopolitical and financial markets. The contribution to the Fund’s overall portfolio risk for the fixed income, equity, and alpha components was 60%, 31% and 9%, respectively.

Sincerely,

/s/ Weiss Portfolio Managers

Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

Morningstar Multi-alternative Category uses a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

252-trailing volatility, annualized (Source: Bloomberg): Volatility is the measure of risk in a security determined by calculating the dispersion of the security’s daily returns over the most recent (trailing) 252 trade days. This result is then converted from a daily period into an annualized, or yearly, period for comparative analysis.

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

One cannot invest directly in an index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The

WEISS ALTERNATIVE BALANCED RISK FUND

Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Balanced Risk Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE BALANCED RISK FUND

Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption and exchange fees, and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund specific expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  The expenses shown in the example are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, shareholder costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2016)	(4/30/2017)	(11/1/2016 to 4/30/2017)
Class K
Actual(2)(3)	$1,000.00	$1,010.50	$19.39
Hypothetical
(5% annual return before expenses)(4)	$1,000.00	$1,005.50	$19.34

Investor Class
Actual(2)(3)	$1,000.00	$1,007.00	$ 7.73
Hypothetical
(5% annual return before expenses)(4)	$1,000.00	$1,000.65	$ 7.71

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period of 3.89% and 4.61% for Class K and the Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period divided by 365.

(2)
Based on the actual returns of 1.05% for the six month-period ended April 30, 2017 for Class K.  Based on the actual returns of 0.70% for the period February 28, 2017 through April 30, 2017 for the Investor Class.

(3)	Excluding dividends on short positions and interest expense, your actual cost of investing in Class K and the Investor Class would be $9.87 and $3.74, respectively.
(4)	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in Class K and the Investor Class would be $9.89 and $3.74, respectively.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited)
April 30, 2017

	Shares	Value
LONG COMMON STOCKS – 63.16%

Aerospace & Defense – 0.69%
Arconic, Inc.	44	$1,203
The Boeing Company	3	554
Bombardier, Inc., Class B (a)(b)	12,134	18,756
General Dynamics Corporation	6	1,163
L3 Technologies, Inc.	7	1,202
Lockheed Martin Corporation	49	13,203
Northrop Grumman Corporation	5	1,230
Raytheon Company	8	1,242
Rockwell Collins, Inc.	12	1,249
Textron, Inc.	25	1,166
TransDigm Group, Inc.	50	12,337
United Technologies Corporation	2	238
		53,543
Air Freight & Logistics – 1.29%
Air Transport Services Group, Inc. (a)	12	221
Expeditors International of Washington, Inc.	96	5,384
FedEx Corporation	237	44,959
Hub Group, Inc., Class A (a)	286	11,197
United Parcel Service, Inc., Class B	330	35,462
XPO Logistics, Inc. (a)	52	2,568
		99,791
Airlines – 0.51%
Air Canada (a)(b)	1,040	9,897
Alaska Air Group, Inc.	104	8,849
Allegiant Travel Company	8	1,163
American Airlines Group, Inc.	27	1,151
Controladora Vuela Cia de Aviacion SAB de CV – ADR (a)	73	920
Delta Air Lines, Inc.	25	1,136
JetBlue Airways Corporation (a)	675	14,735
Southwest Airlines Company	21	1,181
United Continental Holdings, Inc. (a)	3	211
		39,243
Auto Components – 0.26%
BorgWarner, Inc.	29	1,226
Dana, Inc.	377	7,321
Delphi Automotive plc (b)	132	10,613
The Goodyear Tire & Rubber Company	33	1,196
		20,356

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Automobiles – 0.10%
Ford Motor Company	170	$1,950
General Motors Company	141	4,884
Harley-Davidson, Inc.	19	1,080
		7,914
Banks – 1.25%
Bank of America Corporation	49	1,144
BB&T Corporation	26	1,123
Cadence Bancorporation (a)	130	2,922
Chemical Financial Corporation	195	9,253
Citigroup, Inc.	19	1,123
Citizens Financial Group, Inc.	163	5,984
Comerica, Inc.	17	1,202
Fifth Third Bancorporation	46	1,124
Huntington Bancshares, Inc.	87	1,119
JPMorgan Chase & Company	208	18,096
Keycorporation	325	5,928
M&T Bank Corporation	8	1,243
People’s United Financial, Inc.	64	1,118
The PNC Financial Services Group, Inc.	205	24,549
Regions Financial Corporation	79	1,086
Signature Bank (a)	119	16,475
SunTrust Banks, Inc.	21	1,193
Wells Fargo & Company	21	1,130
Zions Bancorporation	28	1,121
		96,933
Beverages – 0.49%
Anheuser-Busch InBev SA/NV (b)	150	16,916
Brown-Forman Corporation, Class B	25	1,183
The Coca-Cola Company	27	1,165
Constellation Brands, Inc., Class A	7	1,208
Dr Pepper Snapple Group, Inc.	12	1,100
Molson Coors Brewing Company, Class B	33	3,164
Monster Beverage Corporation (a)	25	1,134
PepsiCo, Inc.	104	11,781
		37,651
Biotechnology – 2.06%
AbbVie, Inc.	5	330
Abeona Therapeutics, Inc. (a)	13	73
ACADIA Pharmaceuticals, Inc. (a)	66	2,266

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Biotechnology – 2.06% (Continued)
Acceleron Pharma, Inc. (a)	26	$858
Adaptimmune Therapeutics plc – ADR (a)	420	2,264
ADMA Biologics, Inc. (a)	167	753
Advaxis, Inc. (a)	107	916
Aeglea BioTherapeutics, Inc. (a)	13	93
Agenus, Inc. (a)	242	869
Aldeyra Therapeutics, Inc. (a)	280	1,218
Alexion Pharmaceuticals, Inc. (a)	9	1,150
Alkermes plc (a)(b)	26	1,514
Amgen, Inc.	7	1,143
Amicus Therapeutics, Inc. (a)	26	200
Array BioPharma, Inc. (a)	375	3,251
Biogen, Inc. (a)	12	3,254
BioMarin Pharmaceutical, Inc. (a)	119	11,405
Calithera Biosciences, Inc. (a)	26	282
Catalyst Pharmaceuticals, Inc. (a)	182	335
Celgene Corporation (a)	92	11,412
Clovis Oncology, Inc. (a)	57	3,300
Conatus Pharmaceuticals, Inc. (a)	30	251
Curis, Inc. (a)	542	1,312
Cytokinetics, Inc. (a)	13	213
Enanta Pharmaceuticals, Inc. (a)	81	2,572
Exact Sciences Corporation (a)	39	1,170
Five Prime Therapeutics, Inc. (a)	123	4,288
Galapagos NV – ADR (a)	52	4,517
Geron Corporation (a)	53	136
Gilead Sciences, Inc.	69	4,730
Immunomedics, Inc. (a)	294	1,685
Incyte Corporation (a)	86	10,688
Infinity Pharmaceuticals, Inc. (a)	81	174
Insys Therapeutics, Inc. (a)	120	1,350
Ironwood Pharmaceuticals, Inc. (a)	325	5,304
Keryx Biopharmaceuticals, Inc. (a)	171	1,012
Neurocrine Biosciences, Inc. (a)	59	3,151
Probiodrug AG (a)(b)	37	696
Prothena Corporation plc (a)(b)	5	271
Puma Biotechnology, Inc. (a)	77	3,126
Radius Health, Inc. (a)	691	26,997
Regeneron Pharmaceuticals, Inc. (a)	3	1,165
Retrophin, Inc. (a)	26	509
Rigel Pharmaceuticals, Inc. (a)	182	544

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Biotechnology – 2.06% (Continued)
Sage Therapeutics, Inc. (a)	26	$1,846
Sangamo Therapeutics, Inc. (a)	221	1,061
Sarepta Therapeutics, Inc. (a)	130	4,714
Seattle Genetics, Inc. (a)	13	888
Shire plc – ADR	57	10,087
Syros Pharmaceuticals, Inc. (a)	305	4,633
UniQure NV (a)(b)	145	777
Vanda Pharmaceuticals, Inc. (a)	156	2,379
Vertex Pharmaceuticals, Inc. (a)	89	10,529
Xenon Pharmaceuticals, Inc. (a)(b)	84	330
		159,991
Building Products – 0.73%
Allegion plc (b)	109	8,572
Fortune Brands Home & Security, Inc.	267	17,018
Johnson Controls International plc (b)	9	374
Masco Corporation	789	29,209
Owens Corning	27	1,643
		56,816
Capital Markets – 1.04%
Affiliated Managers Group, Inc.	7	1,159
Ameriprise Financial, Inc.	9	1,151
The Bank New York Mellon Corporation	25	1,176
BlackRock, Inc.	3	1,154
CBOE Holdings, Inc.	14	1,154
The Charles Schwab Corporation	200	7,770
CME Group, Inc.	10	1,162
E*Trade Financial Corporation (a)	33	1,140
Franklin Resources, Inc.	28	1,207
The Goldman Sachs Group, Inc.	5	1,119
Intercontinental Exchange, Inc.	19	1,144
Invesco Ltd. (b)	38	1,252
Moody’s Corporation	4	473
Morgan Stanley	431	18,692
MSCI, Inc.	78	7,825
Nasdaq, Inc.	342	23,554
Northern Trust Corporation	13	1,170
Raymond James Financial, Inc.	15	1,118
S&P Global, Inc.	9	1,208
State Street Corporation	15	1,258
T. Rowe Price Group, Inc.	17	1,205

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Capital Markets – 1.04% (Continued)
WisdomTree Investments, Inc.	394	$3,290
		80,381
Chemicals – 0.90%
Air Products & Chemicals, Inc.	9	1,264
Albemarle Corporation	11	1,198
Axalta Coating Systems Ltd. (a)(b)	120	3,764
CF Industries Holdings, Inc.	41	1,096
The Dow Chemical Company	18	1,130
E.I. Du Pont de Nemors & Company	14	1,117
Eastman Chemical Company	15	1,196
Ecolab, Inc.	89	11,489
FMC Corporation	16	1,172
GCP Applied Technologies, Inc. (a)	30	987
International Flavors & Fragrances, Inc.	9	1,247
LyondellBasell Industries NV, Class A (b)	13	1,102
Monsanto Company	10	1,166
The Mosaic Company	10	269
Orion Engineered Carbons SA (b)	1,275	25,883
PPG Industries, Inc.	11	1,208
Praxair, Inc.	10	1,250
RPM International, Inc.	62	3,259
The Sherwin-Williams Company	4	1,339
Sociedad Quimica y Minera de Chile SA – ADR	210	7,466
W.R. Grace and Company	19	1,325
		69,927
Commercial Services & Supplies – 0.06%
Cintas Corporation	9	1,102
Republic Services, Inc.	18	1,134
Stericycle, Inc. (a)	14	1,195
Waste Management, Inc.	16	1,164
		4,595
Communications Equipment – 0.94%
Ciena Corporation (a)	1,170	26,805
Cisco Systems, Inc.	8	272
CommScope Holding Company, Inc. (a)	304	12,780
Extreme Networks, Inc. (a)	520	4,064
F5 Networks, Inc. (a)	3	387
Finisar Corporation (a)	182	4,157
Harris Corporation	10	1,119

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Communications Equipment – 0.94% (Continued)
Juniper Networks, Inc.	12	$361
Lumentum Holdings, Inc. (a)	104	4,446
Motorola Solutions, Inc.	14	1,204
Oclaro, Inc. (a)	806	6,456
Palo Alto Networks, Inc. (a)	52	5,637
Ubiquiti Networks, Inc. (a)	104	5,358
		73,046
Construction & Engineering – 0.25%
Dycom Industries, Inc. (a)	91	9,615
Fluor Corporation	22	1,129
Jacobs Engineering Group, Inc.	21	1,154
Quanta Services, Inc. (a)	32	1,134
Valmont Industries, Inc.	43	6,551
		19,583
Construction Materials – 0.33%
Martin Marietta Materials, Inc.	46	10,129
Summit Materials, Inc., Class A (a)	342	8,776
Vulcan Materials Company	55	6,648
		25,553
Consumer Finance – 0.33%
Ally Financial, Inc.	260	5,148
American Express Company	15	1,189
Capital One Financial Corporation	13	1,045
Discover Financial Services	17	1,064
Muangthai Leasing PCL – NVDR (b)	2,868	2,485
Navient Corporation	79	1,201
Srisawad Power 1979 PCL – NVDR (b)	1,436	1,835
Synchrony Financial	424	11,787
		25,754
Containers & Packaging – 0.26%
Ardagh Group SA (a)(b)	119	2,550
Avery Dennison Corporation	14	1,165
Ball Corporation	16	1,230
Berry Global Group, Inc. (a)	142	7,100
Graphic Packaging Holding Company	195	2,648
International Paper Company	23	1,242
Sealed Air Corporation	6	264
WestRock Company	75	4,017
		20,216

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Distributors – 0.03%
Genuine Parts Company	13	$1,196
LKQ Corporation (a)	40	1,250
		2,446
Diversified Consumer Services – 0.04%
H&R Block, Inc.	50	1,239
Laureate Education, Inc., Class A (a)	144	1,989
		3,228
Diversified Financial Services – 0.03%
Berkshire Hathaway, Inc., Class B (a)(c)	7	1,156
Leucadia National Corporation	45	1,143
		2,299
Diversified Telecommunication Services – 0.18%
AT&T, Inc.	9	357
CenturyLink, Inc.	117	3,004
HKBN Ltd. (b)	960	1,037
Level 3 Communications, Inc. (a)	20	1,215
Link Net Tbk PT (b)	5,045	2,044
ORBCOMM, Inc. (a)	650	6,266
Verizon Communications, Inc.	7	321
		14,244
Electric Utilities – 2.95%
Alliant Energy Corporation	7	275
American Electrical Power Company, Inc.	400	27,132
Duke Energy Corporation	6	495
Edison International	145	11,595
Emera, Inc. (b)	630	21,807
Entergy Corporation	7	534
Eversource Energy	20	1,188
Exelon Corporation (c)	525	18,181
FirstEnergy Corporation	908	27,186
Great Plains Energy, Inc.	396	11,718
NextEra Energy, Inc.	324	43,273
PG&E Corporation (c)	450	30,173
Pinnacle West Capital Corporation	14	1,191
PPL Corporation	828	31,555
The Southern Company	23	1,145
The Xcel Energy, Inc.	26	1,171
		228,619

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Electrical Equipment – 0.33%
Acuity Brands, Inc.	6	$1,057
AMETEK, Inc.	21	1,201
Eaton Corporation plc (b)	210	15,884
Emerson Electric Company	31	1,869
Rockwell Automation, Inc.	33	5,192
		25,203
Electronic Equipment, Instruments & Components – 0.17%
Amphenol Corporation, Class A	16	1,157
Coherent, Inc. (a)	18	3,881
Corning, Inc.	43	1,240
FLIR Systems, Inc.	33	1,212
TE Connectivity Ltd. (b)	16	1,238
Tech Data Corporation (a)	49	4,687
		13,415
Energy Equipment & Services – 0.54%
Baker Hughes, Inc.	19	1,128
C&J Energy Services, Inc. (a)	221	6,455
Halliburton Company	258	11,837
Helmerich & Payne, Inc.	17	1,031
Hi-Crush Partners LP (a)	377	5,335
National Oilwell Varco, Inc.	29	1,014
NCS Multistage Holdings, Inc. (a)	84	1,681
Schlumberger Ltd. (b)	4	290
TechnipFMC plc (a)(b)	36	1,085
Transocean Ltd. (a)(b)	93	1,026
Trican Well Service Ltd. (a)(b)	455	1,250
U.S. Silica Holdings, Inc.	234	9,711
		41,843
Food & Staples Retailing – 0.65%
Costco Wholesale Corporation	131	23,255
CVS Health Corporation	15	1,237
The Kroger Company	298	8,836
Rite Aid Corporation (a)	182	728
Sysco Corporation	22	1,163
Walgreens Boots Alliance, Inc.	14	1,211
Wal-Mart Stores, Inc.	170	12,781
Whole Foods Market, Inc.	39	1,418
		50,629

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Food Products – 0.81%
Archer-Daniels-Midland Company	6	$275
Calavo Growers, Inc.	159	10,430
Campbell Soup Company	20	1,151
Conagra Brands, Inc.	29	1,125
General Mills, Inc.	20	1,150
The Hain Celestial Group, Inc. (a)	60	2,219
The Hershey Company	11	1,190
Hormel Foods Corporation	106	3,718
The JM Smucker Company	2	253
Kellogg Company	16	1,136
The Kraft Heinz Company	124	11,208
McCormick & Company, Inc.	12	1,199
Mead Johnson Nutrition Company	13	1,153
Mondelez International, Inc., Class A	193	8,691
Pinnacle Foods, Inc.	151	8,781
Snyder’s-Lance, Inc.	52	1,834
Tyson Foods, Inc., Class A	110	7,069
		62,582
Gas Utilities – 0.41%
Atmos Energy Corporation	65	5,266
WGL Holdings, Inc.	324	26,717
		31,983
Health Care Equipment & Supplies – 1.47%
Abbott Laboratories	39	1,702
ABIOMED, Inc. (a)	126	16,420
AtriCure, Inc. (a)	164	3,362
Baxter International, Inc.	22	1,225
Becton, Dickinson and Company	6	1,122
Boston Scientific Corporation (a)	229	6,041
C.R. Bard, Inc.	4	1,230
Cardiovascular Systems, Inc. (a)	94	2,808
The Cooper Companies, Inc.	22	4,407
Danaher Corporation	14	1,167
DENTSPLY SIRONA, Inc.	18	1,138
DexCom, Inc. (a)	81	6,315
Edwards Lifesciences Corporation (a)	131	14,367
Endologix, Inc. (a)	130	974
GenMark Diagnostics, Inc. (a)	282	3,615
Hologic, Inc. (a)	27	1,219
IDEXX Laboratories, Inc. (a)	14	2,348

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Health Care Equipment & Supplies – 1.47% (Continued)
Intuitive Surgical, Inc. (a)	1	$836
iRhythm Technologies, Inc. (a)	31	1,094
K2M Group Holdings, Inc. (a)	388	8,594
Medtronic plc (b)	7	582
Nevro Corporation (a)	68	6,407
NuVasive, Inc. (a)	104	7,541
NxStage Medical, Inc. (a)	450	13,450
STAAR Surgical Company (a)	140	1,456
Stryker Corporation	9	1,227
Tandem Diabetes Care, Inc. (a)	53	50
Varex Imaging Corporation (a)	2	67
Varian Medical Systems, Inc. (a)	11	998
Wright Medical Group NV (a)(b)	38	1,155
Zimmer Biomet Holdings, Inc.	10	1,197
		114,114
Health Care Providers & Services – 0.40%
Aetna, Inc.	9	1,216
AmerisourceBergen Corporation	6	492
Anthem, Inc.	3	534
Cardinal Health, Inc.	7	508
Centene Corporation (a)	16	1,190
Cigna Corporation	8	1,251
DaVita, Inc. (a)	17	1,173
Diplomat Pharmacy, Inc. (a)	65	1,014
Envision Healthcare Corporation (a)	19	1,065
Express Scripts Holding Company (a)	6	368
HCA Holdings, Inc. (a)	6	505
Henry Schein, Inc. (a)	7	1,217
Humana, Inc.	32	7,103
Laboratory Corporation of America Holdings (a)	8	1,121
McKesson Corporation	4	553
Molina Healthcare, Inc. (a)	54	2,689
Patterson Companies, Inc.	52	2,314
Quest Diagnostics, Inc.	12	1,266
Tenet Healthcare Corporation (a)	33	517
UnitedHealth Group, Inc.	20	3,498
Universal Health Services, Inc., Class B	12	1,449
		31,043
Health Care Technology – 0.02%
Cerner Corporation (a)	19	1,230

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Hotels, Restaurants & Leisure – 2.85%
Belmond Ltd., Class A (a)(b)	52	$645
BJ’s Restaurants, Inc. (a)	653	29,450
Boyd Gaming Corporation (a)	153	3,470
Carnival Corporation (b)	647	39,965
The Cheesecake Factory, Inc.	263	16,874
Churchill Downs, Inc.	4	667
Dave & Buster’s Entertainment, Inc. (a)	314	20,099
Dunkin’ Brands Group, Inc.	141	7,876
Hilton Worldwide Holdings, Inc.	42	2,477
Jack in the Box, Inc.	238	24,269
Jumbo Group Ltd. (b)	2,400	1,175
Las Vegas Sands Corporation	36	2,124
Marriott International, Inc., Class A	12	1,133
McDonald’s Corporation	237	33,163
Planet Fitness, Inc., Class A	271	5,637
Royal Caribbean Cruises Ltd. (b)	81	8,635
Shake Shack, Inc., Class A (a)	16	543
Sonic Corporation	673	18,090
Starbucks Corporation	20	1,201
Wyndham Worldwide Corporation	14	1,334
Wynn Resorts Ltd.	10	1,230
Yum! Brands, Inc.	18	1,184
		221,241
Household Durables – 0.75%
D.R. Horton, Inc.	235	7,729
Garmin Ltd. (b)	23	1,169
Leggett & Platt, Inc.	6	315
Mohawk Industries, Inc. (a)	169	39,680
Newell Brands, Inc.	12	573
PulteGroup, Inc.	49	1,111
Toll Brothers, Inc.	163	5,867
Whirlpool Corporation	2	371
William Lyon Homes, Class A (a)	66	1,452
		58,267
Household Products – 0.17%
Church & Dwight Company, Inc.	23	1,139
The Clorox Company	9	1,203
Colgate-Palmolive Company	16	1,153
Kimberly-Clark Corporation	4	519
The Procter & Gamble Company	107	9,344
		13,358

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Independent Power and Renewable Electricity Producers – 0.21%
The AES Corporation	675	$7,634
Dynegy, Inc. (a)	1,170	7,511
NRG Energy, Inc.	62	1,048
		16,193
Industrial Conglomerates – 0.36%
3M Company	3	588
General Electric Company	12	348
Honeywell International, Inc.	196	25,703
Roper Technologies, Inc.	6	1,312
		27,951
Insurance – 2.66%
Aflac, Inc.	16	1,198
The Allstate Corporation	14	1,138
American International Group, Inc.	19	1,157
Aon plc (b)	10	1,198
Arthur J. Gallagher & Company	21	1,172
Aspen Insurance Holdings Ltd. (b)	130	6,805
Assurant, Inc.	12	1,155
Athene Holding Ltd., Class A (a)(b)	1,005	53,577
Chubb Ltd. (b)	9	1,235
Cincinnati Financial Corporation	16	1,153
The Hartford Financial Services Group, Inc.	219	10,591
Intact Financial Corporation (b)	260	17,811
Lincoln National Corporation	18	1,187
Loews Corporation	25	1,165
Marsh & McLennan Companies, Inc.	16	1,186
MetLife, Inc.	22	1,140
Principal Financial Group, Inc.	18	1,172
The Progressive Corporation	1,069	42,461
Prudential Financial, Inc.	245	26,222
RenaissanceRe Holdings Ltd. (b)	195	27,723
Torchmark Corporation	15	1,151
The Travelers Companies, Inc.	10	1,217
Unum Group	25	1,158
Willis Towers Watson plc (b)	9	1,194
XL Group Ltd. (b)	29	1,214
		206,380
Internet & Direct Marketing Retail – 0.13%
Ctrip.com International Ltd. – ADR (a)	70	3,536

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Internet & Direct Marketing Retail – 0.13% (Continued)
Expedia, Inc.	9	$1,203
Netflix, Inc. (a)	8	1,218
The Priceline Group, Inc. (a)	1	1,847
Start Today Company Ltd. (b)	48	1,024
TripAdvisor, Inc. (a)	27	1,215
		10,043
Internet Software & Services – 1.64%
Akamai Technologies, Inc. (a)	20	1,219
Alibaba Group Holding Ltd. – ADR (a)	41	4,736
Alphabet, Inc., Class A (a)	10	9,245
Cloudera, Inc. (a)	20	362
ComScore, Inc. (a)	1,490	38,293
Cornerstone OnDemand, Inc. (a)	133	5,224
eBay, Inc. (a)	464	15,502
Facebook, Inc., Class A (a)	72	10,818
Internap Corporation (a)	594	1,841
LogMeIn, Inc.	38	4,294
Marchex, Inc. – Class B (a)	335	908
MercadoLibre, Inc.	16	3,663
Mimecast Ltd. (a)(b)	65	1,571
Momo, Inc. – ADR (a)	60	2,279
New Relic, Inc. (a)	130	5,198
Shopify, Inc., Class A (a)(b)	38	2,886
Tencent Holdings Ltd. (b)	133	4,167
VeriSign, Inc. (a)	13	1,156
WebMD Health Corporation (a)	91	4,935
Wix.com Ltd. (a)(b)	7	577
Yahoo!, Inc. (a)	25	1,205
Yelp, Inc. (a)	195	6,905
		126,984
IT Services – 1.24%
Accenture plc, Class A (b)	36	4,367
Acxiom Corporation (a)	156	4,508
Alliance Data Systems Corporation	4	999
Automatic Data Processing, Inc.	4	418
Cognizant Technology Solutions Corporation, Class A (a)	111	6,686
Conduent, Inc. (a)	221	3,605
CSRA, Inc.	41	1,192
DXC Technology Company (a)	17	1,281
Fidelity National Information Services, Inc.	145	12,208

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
IT Services – 1.24% (Continued)
First Data Corporation, Class A (a)	650	$10,153
Fiserv, Inc. (a)	10	1,191
Global Payments, Inc.	15	1,226
International Business Machines Corporation	7	1,122
Leidos Holdings, Inc.	360	18,958
Mastercard, Inc., Class A	10	1,163
Paychex, Inc.	6	356
PayPal Holdings, Inc. (a)	27	1,288
Square, Inc., Class A (a)	534	9,740
Teradata Corporation (a)	38	1,109
Total System Services, Inc.	22	1,261
Visa, Inc., Class A	143	13,044
The Western Union Company	12	238
		96,113
Leisure Products – 0.60%
BRP, Inc. (a)(b)	214	5,059
Brunswick Corporation	394	22,360
Callaway Golf Company	995	11,791
Hasbro, Inc.	11	1,090
Mattel, Inc.	45	1,009
Old PSG Wind-Down Ltd. (a)(b)	2,127	957
Polaris Industries, Inc.	50	4,263
		46,529
Life Sciences Tools & Services – 0.18%
Agilent Technologies, Inc.	100	5,505
Fluidigm Corporation (a)	312	1,541
Illumina, Inc. (a)	7	1,294
Mettler-Toledo International, Inc. (a)	2	1,027
NanoString Technologies, Inc. (a)	88	1,538
Pacific Biosciences of California, Inc. (a)	286	1,127
PerkinElmer, Inc.	20	1,188
Thermo Fisher Scientific, Inc.	2	331
Waters Corporation (a)	1	170
		13,721
Machinery – 0.93%
Caterpillar, Inc.	13	1,329
Cummins, Inc.	49	7,396
Deere & Company	11	1,228
Flowserve Corporation	4	203

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Machinery – 0.93% (Continued)
Fortive Corporation	60	$3,796
The Greenbrier Companies, Inc.	66	2,868
Illinois Tool Works, Inc.	22	3,038
Ingersoll-Rand plc (b)	14	1,242
PACCAR, Inc.	4	267
Parker-Hannifin Corporation	35	5,628
Pentair plc (b)	110	7,096
Snap-on, Inc.	7	1,173
Stanley Black & Decker, Inc.	135	18,380
Trinity Industries, Inc.	164	4,412
Wabtec Corporation	72	6,040
Welbilt, Inc. (a)	341	6,990
Xylem, Inc.	24	1,234
		72,320
Marine – 0.08%
AP Moller – Maersk A/S, Class B (b)	2	3,450
Diana Shipping, Inc. (a)(b)	606	2,418
		5,868
Media – 0.92%
CBS Corporation, Class B	17	1,131
Charter Communications, Inc., Class A (a)	31	10,700
Comcast Corporation, Class A	238	9,327
Discovery Communications, Class A (a)	40	1,151
DISH Network Corporation, Class A (a)	170	10,955
IMAX Corporation (a)(b)	588	17,934
The Interpublic Group of Companies, Inc.	21	495
MM2 Asia Ltd. (a)(b)	9,600	3,337
News Corporation, Class A	91	1,157
Omnicom Group, Inc.	13	1,068
Scripps Networks Interactive, Inc., Class A	15	1,121
TEGNA, Inc.	45	1,147
Time Warner, Inc.	12	1,191
Twenty-First Century Fox, Inc., Class A	113	3,451
Viacom, Inc., Class B	145	6,171
The Walt Disney Company	10	1,156
		71,492
Metals & Mining – 0.16%
Freeport-McMoRan, Inc. (a)	88	1,122
Ivanhoe Mines Ltd. (a)(b)	532	1,867
Newmont Mining Corporation	34	1,150

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Metals & Mining – 0.16% (Continued)
Nucor Corporation	19	$1,165
Warrior Met Coal, Inc. (a)	394	7,123
		12,427
Multiline Retail – 0.26%
Dollar General Corporation	17	1,236
Dollar Tree, Inc. (a)	168	13,905
Kohl’s Corporation	30	1,171
Macy’s, Inc.	39	1,140
Nordstrom, Inc.	25	1,207
Target Corporation	21	1,173
		19,832
Multi-Utilities – 1.13%
Ameren Corporation	21	1,149
CenterPoint Energy, Inc.	11	314
CMS Energy Corporation	545	24,743
Consolidated Edison, Inc.	15	1,189
Dominion Resources, Inc.	15	1,161
DTE Energy Company	150	15,689
NiSource, Inc.	249	6,038
Public Service Enterprise Group, Inc.	26	1,145
RWE AG (a)(b)	78	1,292
SCANA Corporation	4	265
Sempra Energy	302	34,132
WEC Energy Group, Inc.	3	182
		87,299
Oil, Gas & Consumable Fuels – 7.42%
Anadarko Petroleum Corporation	159	9,066
Apache Corporation	9	438
Arch Coal, Inc., Class A (a)	26	1,826
Cabot Oil & Gas Corporation	885	20,567
Cheniere Energy, Inc. (a)	145	6,576
Chesapeake Energy Corporation (a)	26	137
Chevron Corporation	11	1,174
Cimarex Energy Company	10	1,167
Concho Resources, Inc. (a)	245	31,032
ConocoPhillips	24	1,150
Continental Resources, Inc. (a)	511	21,671
DCP Midstream Partners LP	130	4,926
Devon Energy Corporation	708	27,959

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Oil, Gas & Consumable Fuels – 7.42% (Continued)
Diamondback Energy, Inc. (a)(c)	397	$39,636
Enable Midstream Partners LP	232	3,784
Encana Corporation (b)	1,794	19,196
Energy Transfer Equity LP	585	10,916
Enterprise Products Partners LP	1,111	30,353
EOG Resources, Inc.	386	35,705
EQT Corporation	19	1,105
Euronav NV (b)	52	411
Exxon Mobil Corporation	14	1,143
Golar LNG Ltd. (b)	143	3,648
Hess Corporation	10	488
Hess Midstream Partners LP (a)	268	6,855
Keyera Corporation (b)	414	11,458
Kinder Morgan, Inc.	255	5,261
Marathon Oil Corporation	1,198	17,814
Marathon Petroleum Corporation	23	1,172
Matador Resources Company (a)	1,292	28,011
MPLX LP	377	13,282
Murphy Oil Corporation	20	524
Newfield Exploration Company (a)	32	1,108
Noble Energy, Inc.	34	1,099
Oasis Petroleum, Inc. (a)	1,916	22,877
Occidental Petroleum Corporation	18	1,108
ONEOK Partners LP (c)	368	18,937
ONEOK, Inc.	130	6,839
Parsley Energy, Inc., Class A (a)	484	14,418
Phillips 66	15	1,193
Pioneer Natural Resources Company	15	2,595
Range Resources Corporation	163	4,318
Resolute Energy Corporation (a)	439	16,440
RSP Permian, Inc. (a)	434	16,514
Southwestern Energy Company (a)	780	5,858
Sunoco Logistics Partners LP	273	6,524
Targa Resources Corporation	442	24,367
Tesoro Corporation	14	1,116
Tesoro Logistics LP	260	14,264
Ultra Petroleum Corp. (a)(b)	573	6,422
Valero Energy Corporation	18	1,163
Western Gas Equity Partners LP	117	5,357
Western Gas Partners LP	413	24,247
Western Refining Logistics LP	48	1,219

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Oil, Gas & Consumable Fuels – 7.42% (Continued)
Whiting Petroleum Corporation (a)	650	$5,395
WPX Energy, Inc. (a)	1,125	13,421
		575,250
Paper & Forest Products – 0.03%
Louisiana-Pacific Corporation (a)	98	2,523

Personal Products – 0.34%
Beiersdorf AG (b)	31	3,083
Coty, Inc., Class A	228	4,070
Edgewell Personal Care Company (a)	73	5,219
The Estee Lauder Companies, Inc., Class A	14	1,220
Unilever NV (b)	239	12,520
		26,112
Pharmaceuticals – 0.71%
Achaogen, Inc. (a)	91	2,191
Aerie Pharmaceuticals, Inc. (a)	206	9,074
Alimera Sciences, Inc. (a)	226	362
Allergan plc (b)	2	488
Aratana Therapeutics, Inc. (a)	263	1,631
AstraZeneca plc – ADR	133	4,023
Bristol Myers-Squibb Company	231	12,948
Eli Lilly & Company	30	2,462
GlaxoSmithKline plc – ADR	151	6,176
Intra-Cellular Therapies, Inc. (a)	156	2,156
Johnson & Johnson	2	247
Mallinckrodt plc (a)(b)	26	1,220
Merck & Company, Inc.	99	6,171
Mylan NV (a)(b)	30	1,120
Neuroderm Ltd. (a)(b)	13	375
Newron Pharmaceuticals SpA (a)(b)	9	202
Novartis AG – ADR	9	693
Paratek Pharmaceuticals, Inc. (a)	39	837
Perrigo Company plc (b)	17	1,257
Pfizer, Inc.	9	305
Zoetis, Inc.	22	1,234
		55,172
Professional Services – 0.08%
The Dun & Bradstreet Corporation	11	1,206
Equifax, Inc.	9	1,218

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Professional Services – 0.08% (Continued)
Nielsen Holdings plc (b)	28	$1,152
Robert Half International, Inc.	25	1,151
Verisk Analytics, Inc. (a)	15	1,242
		5,969
Real Estate Investment Trusts (REITs) – 12.83%
Alexandria Real Estate Equities, Inc.	11	1,238
American Campus Communities, Inc.	448	21,231
American Tower Corporation	9	1,133
Apartment Investment & Management Company	26	1,137
AvalonBay Communities, Inc.	3	569
Boston Properties, Inc.	9	1,139
Brandywine Realty Trust (c)	3,165	53,710
Colony Starwood Homes	1,031	35,642
Crown Castle International Corporation	51	4,825
Digital Realty Trust, Inc.	11	1,263
Easterly Government Properties, Inc.	1,889	38,007
Equinix, Inc.	3	1,253
Equity Residential	1,051	67,874
Essex Property Trust, Inc.	2	489
Extra Space Storage, Inc.	15	1,133
Federal Realty Investment Trust (c)	204	26,701
First Industrial Realty Trust, Inc. (c)	2,610	73,445
GGP, Inc.	49	1,059
HCP, Inc.	37	1,160
Highwoods Properties, Inc.	1,156	58,817
Host Hotels & Resorts, Inc.	12	215
Hudson Pacific Properties, Inc.	780	26,801
Invitation Homes, Inc. (a)	3,024	65,167
Iron Mountain, Inc.	33	1,147
Kimco Realty Corporation	52	1,055
Liberty Property Trust	1,512	61,342
The Macerich Company	18	1,124
Mack-Cali Realty Corporation (c)	1,950	52,747
Medical Properties Trust, Inc.	2,534	33,119
Mid-America Apartment Communities, Inc.	123	12,203
Monogram Residential Trust, Inc.	320	3,258
New York REIT, Inc. (c)	8,060	76,892
Paramount Group, Inc.	2,080	34,112
Park Hotels & Resorts, Inc.	52	1,335
Physicians Realty Trust	1,229	24,138

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Real Estate Investment Trusts (REITs) – 12.83% (Continued)
Prologis, Inc.	477	$25,954
Public Storage	1	209
Realty Income Corporation	5	292
Regency Centers Corporation	407	25,714
SBA Communications Corporation (a)	17	2,150
Simon Property Group, Inc.	7	1,157
SL Green Realty Corporation	3	315
Spirit Realty Capital, Inc.	6,018	56,690
UDR, Inc.	1,511	56,421
Ventas, Inc.	18	1,152
Vornado Realty Trust	11	1,059
Washington Real Estate Investment Trust	967	30,625
Welltower, Inc.	16	1,143
Weyerhaeuser Company	152	5,148
		994,509
Real Estate Management & Development – 0.02%
CBRE Group, Inc., Class A (a)	34	1,218

Road & Rail – 1.20%
Canadian Pacific Railway Ltd. (b)	75	11,494
Covenant Transportation Group, Inc., Class A (a)	237	4,439
CSX Corporation	25	1,271
Heartland Express, Inc.	312	6,278
J.B. Hunt Transport Services, Inc.	258	23,132
Kansas City Southern	141	12,700
Knight Transportation, Inc.	286	9,810
Norfolk Southern Corporation	31	3,642
Ryder System, Inc.	186	12,631
TFI International, Inc. (b)	65	1,415
Union Pacific Corporation	3	336
Werner Enterprises, Inc.	208	5,678
		92,826
Semiconductors & Semiconductor Equipment – 0.52%
Advanced Micro Devices, Inc. (a)	79	1,051
Analog Devices, Inc.	34	2,627
Applied Materials, Inc.	30	1,218
Broadcom Ltd. (b)	5	1,104
CEVA, Inc. (a)	67	2,412
Cree, Inc. (a)	195	4,267
Intel Corporation	32	1,157

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Semiconductors & Semiconductor Equipment – 0.52% (Continued)
KLA-Tencor Corporation	12	$1,179
Lam Research Corporation	9	1,304
Marvell Technology Group Ltd. (b)	390	5,858
Maxim Integrated Products, Inc.	52	2,296
Microchip Technology, Inc.	42	3,174
Micron Technology, Inc. (a)	196	5,423
NVIDIA Corporation	3	313
Qorvo, Inc. (a)	17	1,156
QUALCOMM, Inc.	21	1,129
Silicon Motion Technology Corporation – ADR	26	1,262
Skyworks Solutions, Inc.	12	1,197
Texas Instruments, Inc.	14	1,108
Xilinx, Inc.	20	1,262
		40,497
Software – 1.71%
Activision Blizzard, Inc.	23	1,202
Adobe Systems, Inc. (a)	9	1,204
Autodesk, Inc. (a)	4	360
Barracuda Networks, Inc. (a)	247	5,022
Blackline, Inc. (a)	36	1,183
CA, Inc.	11	361
Cadence Design Systems, Inc. (a)	65	2,117
Check Point Software Technologies Ltd. (a)(b)	12	1,248
Citrix Systems, Inc. (a)	53	4,290
CommVault Systems, Inc. (a)	107	5,398
CyberArk Software Ltd. (a)(b)	53	2,804
Digital Turbine, Inc. (a)	889	1,005
Electronic Arts, Inc. (a)	13	1,233
Ellie Mae, Inc. (a)	24	2,442
Gigamon, Inc. (a)	65	2,061
Imperva, Inc. (a)	52	2,311
Intuit, Inc.	10	1,252
Microsoft Corporation	155	10,611
Oracle Corporation	871	39,160
Red Hat, Inc. (a)	13	1,145
RingCentral, Inc., Class A (a)	130	4,153
Salesforce.com, Inc. (a)	275	23,683
ServiceNow, Inc. (a)	52	4,913
Symantec Corporation	9	285
Synopsys, Inc. (a)	16	1,179

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Software – 1.71% (Continued)
Take-Two Interactive Software, Inc. (a)	82	$5,154
Workday, Inc., Class A (a)	69	6,031
Xurpas, Inc. (b)	6,083	1,142
		132,949
Specialty Retail – 2.68%
Advance Auto Parts, Inc.	113	16,062
AutoNation, Inc. (a)	28	1,176
AutoZone, Inc. (a)	2	1,384
Bed Bath & Beyond, Inc.	29	1,124
Best Buy Company, Inc.	24	1,244
Burlington Stores, Inc. (a)	207	20,476
CarMax, Inc. (a)	20	1,170
Carvana Company (a)	145	1,610
Dick’s Sporting Goods, Inc.	77	3,892
Foot Locker, Inc.	150	11,601
The Gap, Inc.	231	6,052
The Home Depot, Inc.	317	49,484
L Brands, Inc.	25	1,320
Lowe’s Companies, Inc.	383	32,509
O’Reilly Automotive, Inc. (a)	139	34,493
RH (a)	20	959
Ross Stores, Inc.	188	12,220
Signet Jewelers Ltd. (b)	17	1,119
Staples, Inc.	134	1,309
Tiffany & Company	12	1,100
The TJX Companies, Inc.	15	1,180
Tractor Supply Company	4	248
Ulta Beauty, Inc. (a)	21	5,910
		207,642
Technology Hardware, Storage & Peripherals – 0.64%
Apple, Inc.	98	14,078
BlackBerry Ltd. (a)(b)	1,430	13,356
Cray, Inc. (a)	233	4,171
Hewlett Packard Enterprise Company	66	1,229
HP, Inc.	66	1,242
NetApp, Inc.	28	1,116
Seagate Technology plc (b)	7	295
Western Digital Corporation	144	12,826
Xerox Corporation	160	1,150
		49,463

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Textiles, Apparel & Luxury Goods – 0.71%
Adidas AG (b)	8	$1,604
Coach, Inc.	340	13,393
Hanesbrands, Inc.	9	196
Kate Spade & Company (a)	134	2,332
Lululemon Athletica, Inc. (a)	120	6,240
Michael Kors Holdings Ltd. (a)(b)	31	1,157
Nike, Inc., Class B	203	11,248
PVH Corporation	11	1,111
Ralph Lauren Corporation	14	1,130
Steven Madden Ltd. (a)	358	13,622
Under Armour, Inc., Class A (a)	59	1,268
Under Armour, Inc., Class C (a)	67	1,301
VF Corporation	5	273
		54,875
Tobacco – 0.04%
Altria Group, Inc.	16	1,149
Philip Morris International, Inc.	10	1,108
Reynolds American, Inc.	18	1,161
		3,418
Trading Companies & Distributors – 0.26%
Beacon Roofing Supply, Inc. (a)	232	11,500
Fastenal Company	23	1,028
MSC Industrial Direct Company, Inc.	57	5,103
United Rentals, Inc. (a)	16	1,755
W.W. Grainger, Inc.	3	578
		19,964
Water Utilities – 0.14%
American Water Works Company Inc.	132	10,528

Wireless Telecommunication Services – 0.04%
China Mobile Ltd. (b)	96	1,022
T-Mobile U.S., Inc. (a)	34	2,287
		3,309
Total Long Common Stocks
(Cost $4,839,118)		4,896,413

LONG EXCHANGE TRADED FUNDS – 39.27%
Consumer Staples Select Sector SPDR Fund	32	1,766
Health Care Select Sector SPDR Fund	5	378
Industrial Select Sector SPDR Fund	104	6,899

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
LONG EXCHANGE TRADED FUNDS – 39.27% (Continued)
iPath S&P 500 VIX Short-Term Futures ETN (a)	29	$435
iShares 7-10 Year Treasury Bond ETF (c)	9,394	1,001,400
iShares iBoxx $High Yield Corporate Bond ETF (c)	11,393	1,003,951
iShares iBoxx $Investment Grade Corporate Bond ETF (c)	8,427	1,002,729
iShares MSCI China ETF	106	5,423
SPDR S&P 500 ETF Trust	2	476
SPDR S&P Homebuilders ETF	12	454
SPDR S&P MidCap 400 ETF Trust	18	5,667
United States Oil Fund LP (a)	332	3,400
VelocityShares 3x Inverse Natural Gas ETN (a)	117	2,315
WisdomTree Japan Hedged Equity Fund	184	9,397
Total Long Exchange Traded Funds
(Cost $2,957,606)		3,044,690

PURCHASED OPTIONS – 0.30%	Contracts (d)

Purchased Call Options (a) – 0.17%
Advance Auto Parts, Inc.
Expiration: May 2017, Exercise Price: $150.00	1	117
AbbVie, Inc.
Expiration: May 2017, Exercise Price: $67.50	1	61
American International Group, Inc.
Expiration: June 2017, Exercise Price: $62.50	13	1,170
Ally Financial, Inc.
Expiration: June 2017, Exercise Price: $20.00	11	770
Cracker Barrel Old Country Store, Inc.
Expiration: June 2017, Exercise Price: $175.00	1	95
Carnival Corporation
Expiration: May 2017, Exercise Price: $62.00	1	82
Expiration: July 2017, Exercise Price: $60.00	8	2,480
CBOE Volatility Index Fund
Expiration: May 2017, Exercise Price: $17.00	3	68
Coach, Inc.
Expiration: May 2017, Exercise Price: $40.00	1	103
CenturyLink, Inc.
Expiration: May 2017, Exercise Price: $26.00	3	127
DISH Network Corporation, Class A
Expiration: June 2017, Exercise Price: $62.50	1	470
Dynegy, Inc.
Expiration: June 2017, Exercise Price: $7.50	8	180

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Contracts (d)	Value
Purchased Call Options (a) – 0.17% (Continued)
Enterprise Products Partners LP
Expiration: May 2017, Exercise Price: $28.50	5	$25
Express Scripts Holding Company
Expiration: May 2017, Exercise Price: $75.00	1	1
Express, Inc.
Expiration: May 2017, Exercise Price: $10.00	2	5
Expiration: June 2017, Exercise Price: $10.00	2	54
Freeport-McMoRan, Inc.
Expiration: May 2017, Exercise Price: $14.00	5	42
FireEye, Inc.
Expiration: June 2017, Exercise Price: $13.00	1	71
Fairmount Santrol Holdings, Inc.
Expiration: May 2017, Exercise Price: $7.50	5	25
ILG, Inc.
Expiration: June 2017, Exercise Price: $23.00	1	165
Expiration: June 2017, Exercise Price: $24.00	5	563
Kellogg Company
Expiration: May 2017, Exercise Price: $77.50	1	30
Kate Spade & Company
Expiration: May 2017, Exercise Price: $21.00	3	60
The Kraft Heinz Company
Expiration: May 2017, Exercise Price: $95.00	1	36
Kimberly-Clark Corporation
Expiration: May 2017, Exercise Price: $140.00	1	20
Kinder Morgan, Inc.
Expiration: May 2017, Exercise Price: $22.00	8	8
Expiration: May 2017, Exercise Price: $21.00	13	182
Expiration: May 2017, Exercise Price: $22.00	8	32
Expiration: June 2017, Exercise Price: $23.00	16	80
Kohl’s Corporation
Expiration: May 2017, Exercise Price: $42.50	1	65
LyondellBasell Industries NV
Expiration: May 2017, Exercise Price: $90.00	2	15
Mattel, Inc.
Expiration: May 2017, Exercise Price: $23.00	2	20
Molson Coors Brewing Company, Class B
Expiration: May 2017, Exercise Price: $98.50	1	54
Mondelez International, Inc., Class A
Expiration: May 2017, Exercise Price: $48.00	9	202
Expiration: June 2017, Exercise Price: $48.00	3	191

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Contracts (d)	Value
Purchased Call Options (a) – 0.17% (Continued)
Oasis Petroleum, Inc.
Expiration: May 2017, Exercise Price: $15.00	6	$30
Planet Fitness, Inc.
Expiration: August 2017, Exercise Price: $20.00	6	1,125
Royal Caribbean Cruises Ltd.
Expiration: May 2017, Exercise Price: $97.50	2	1,890
Expiration: May 2017, Exercise Price: $100.00	1	708
Range Resources Corporation
Expiration: June 2017, Exercise Price: $30.00	3	135
Starbucks Corporation
Expiration: June 2017, Exercise Price: $63.00	1	35
Seadrill Ltd.
Expiration: May 2017, Exercise Price: $1.50	1	5
Sunoco Logistics Partners LP
Expiration: May 2017, Exercise Price: $26.00	13	65
Tractor Supply Company
Expiration: May 2017, Exercise Price: $67.50	2	13
United Parcel Service, Inc.
Expiration: May 2017, Exercise Price: $111.00	4	8
Whiting Petroleum Corporation
Expiration: May 2017, Exercise Price: $9.50	3	8
Expiration: May 2017, Exercise Price: $11.00	6	33
The Williams Companies, Inc.
Expiration: May 2017, Exercise Price: $32.00	11	209
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: June 2017, Exercise Price: $36.50	5	323
Yelp, Inc.
Expiration: May 2017, Exercise Price: $35.00	2	565
Total Purchased Call Options		12,821

Purchased Put Options (a) – 0.13%
Ambev SA
Expiration: July 2017, Exercise Price: $5.00	8	40
JPMorgan Alerian MLP Index ETN
Expiration: May 2017, Exercise Price: $31.00	16	80
Cracker Barrel Old Country Store, Inc.
Expiration: June 2017, Exercise Price: $155.00	2	620
Coach, Inc.
Expiration: May 2017, Exercise Price: $39.00	1	115

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Contracts (d)	Value
Purchased Put Options (a) – 0.13% (Continued)
Dover Corporation
Expiration: May 2017, Exercise Price: $75.00	2	$75
Electronic Arts, Inc.
Expiration: May 2017, Exercise Price: $90.00	1	80
Expiration: May 2017, Exercise Price: $93.00	1	163
Edgewell Personal Care Company
Expiration: May 2017, Exercise Price: $70.00	1	210
Energy Transfer Equity LP
Expiration: May 2017, Exercise Price: $19.00	4	320
Flowers Foods, Inc.
Expiration: May 2017, Exercise Price: $17.50	5	50
iShares Russell 2000 ETF
Expiration: May 2017, Exercise Price: $136.50	4	92
Expiration: May 2017, Exercise Price: $133.00	6	213
Expiration: May 2017, Exercise Price: $135.00	9	531
Expiration: May 2017, Exercise Price: $140.00	1	219
Juniper Networks, Inc.
Expiration: May 2017, Exercise Price: $27.50	2	5
Kimberly-Clark Corporation
Expiration: May 2017, Exercise Price: $125.00	4	160
Lands’ End, Inc.
Expiration: June 2017, Exercise Price: $15.00	3	30
Marriott International, Inc., Class A
Expiration: May 2017, Exercise Price: $82.50	1	40
Papa John’s International, Inc.
Expiration: May 2017, Exercise Price: $77.50	1	198
PowerShares QQQ Trust Series 1
Expiration: May 2017, Exercise Price: $129.00	3	33
Expiration: May 2017, Exercise Price: $130.00	1	15
Expiration: May 2017, Exercise Price: $132.00	1	27
Expiration: May 2017, Exercise Price: $133.50	1	48
Ross Stores, Inc.
Expiration: May 2017, Exercise Price: $64.00	2	253
Royal Bank of Canada
Expiration: July 2017, Exercise Price: $70.00	9	2,542
Sanderson Farms, Inc.
Expiration: May 2017, Exercise Price: $105.00	1	43
Expiration: May 2017, Exercise Price: $109.00	1	80
VanEck Vectors Semiconductor ETF
Expiration: May 2017, Exercise Price: $76.00	1	30

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Contracts (d)	Value
Purchased Put Options (a) – 0.13% (Continued)
Constellation Brands, Inc., Class A
Expiration: May 2017, Exercise Price: $165.00	1	$70
Triumph Group, Inc.
Expiration: May 2017, Exercise Price: $22.50	2	70
Visa, Inc., Class A
Expiration: June 2017, Exercise Price: $87.50	7	539
Financial Select Sector SPDR Fund
Expiration: June 2017, Exercise Price: $23.00	26	793
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: May 2017, Exercise Price: $35.00	6	300
Expiration: May 2017, Exercise Price: $34.50	31	1,953
SPDR S&P Retail ETF
Expiration: May 2017, Exercise Price: $42.00	7	263
Total Purchased Put Options		10,300
Total Purchased Options
(Cost $29,581)		23,121
Total Long Investments
(Cost $7,826,305) – 102.73%		7,964,224

SECURITIES SOLD SHORT (e) – (51.12)%	Shares

SHORT COMMON STOCKS – (42.83)%

Aerospace & Defense – (0.34)%
The Boeing Company	(47)	(8,687)
BWX Technologies, Inc.	(55)	(2,704)
CAE, Inc. (b)	(89)	(1,359)
United Technologies Corporation	(113)	(13,446)
		(26,196)
Air Freight & Logistics – (0.32)%
Air Transport Services Group, Inc.	(37)	(680)
C.H. Robinson Worldwide, Inc.	(24)	(1,745)
FedEx Corporation	(38)	(7,209)
XPO Logistics, Inc.	(304)	(15,014)
		(24,648)
Airlines – (0.47)%
Southwest Airlines Company	(104)	(5,847)
United Continental Holdings, Inc.	(319)	(22,397)
WestJet Airlines Ltd. (b)	(481)	(7,956)
		(36,200)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Auto Components – (0.30)%
Autoliv, Inc. (b)	(61)	$(6,112)
Lear Corporation	(69)	(9,843)
Visteon Corporation	(68)	(7,001)
		(22,956)
Automobiles – (0.31)%
Fiat Chrysler Automobiles NV (b)	(318)	(3,616)
Ford Motor Company	(107)	(1,227)
General Motors Company	(222)	(7,690)
Harley-Davidson, Inc.	(91)	(5,170)
Thor Industries, Inc.	(63)	(6,059)
		(23,762)
Banks – (0.63)%
Comerica, Inc.	(65)	(4,596)
Huntington Bancshares, Inc.	(910)	(11,703)
Royal Bank of Canada (b)	(65)	(4,451)
SVB Financial Group	(26)	(4,574)
UniCredit SpA (b)	(143)	(2,328)
Wells Fargo & Company	(390)	(20,998)
		(48,650)
Beverages – (0.06)%
Carlsberg A/S, Class B (b)	(24)	(2,395)
The Coca-Cola Company	(52)	(2,244)
		(4,639)
Biotechnology – (0.38)%
AbbVie, Inc.	(143)	(9,429)
Alexion Pharmaceuticals, Inc.	(6)	(767)
Alnylam Pharmaceuticals, Inc.	(13)	(697)
Amgen, Inc.	(13)	(2,123)
Avexis, Inc.	(30)	(2,415)
Bluebird Bio, Inc.	(13)	(1,156)
Cara Therapeutics, Inc.	(13)	(207)
Intrexon Corporation	(52)	(1,084)
Ionis Pharmaceuticals, Inc.	(26)	(1,253)
Juno Therapeutics, Inc.	(33)	(823)
Kite Pharma, Inc.	(35)	(2,873)
Neurotrope, Inc.	(13)	(245)
Portola Pharmaceuticals, Inc.	(21)	(840)
Spark Therapeutics, Inc.	(26)	(1,507)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Biotechnology – (0.38)% (Continued)
TESARO, Inc.	(16)	$(2,361)
Ultragenyx Pharmaceutical, Inc.	(26)	(1,674)
		(29,454)
Building Products – (0.27)%
Armstrong Flooring, Inc.	(121)	(2,322)
Armstrong World Industries, Inc.	(61)	(2,852)
Johnson Controls International plc (b)	(158)	(6,568)
Lennox International, Inc.	(35)	(5,788)
USG Corporation	(109)	(3,303)
		(20,833)
Capital Markets – (1.41)%
BlackRock, Inc.	(39)	(14,998)
Credit Suisse Group AG – ADR	(910)	(13,887)
FactSet Research Systems, Inc.	(14)	(2,286)
Intercontinental Exchange, Inc.	(442)	(26,608)
Moody’s Corporation	(189)	(22,362)
State Street Corporation	(351)	(29,449)
		(109,590)
Chemicals – (0.35)%
Cabot Corporation	(169)	(10,172)
LyondellBasell Industries NV, Class A (b)	(115)	(9,748)
The Mosaic Company	(272)	(7,325)
		(27,245)
Commercial Services & Supplies – (0.03)%
Interface, Inc.	(109)	(2,169)

Communications Equipment – (0.39)%
Applied Optoelectronics, Inc.	(65)	(3,210)
Arista Networks, Inc.	(8)	(1,117)
Cisco Systems, Inc.	(90)	(3,066)
F5 Networks, Inc.	(69)	(8,910)
Juniper Networks, Inc.	(464)	(13,953)
		(30,256)
Construction Materials – (0.05)%
Eagle Materials, Inc.	(28)	(2,687)
Vulcan Materials Company	(12)	(1,451)
		(4,138)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Containers & Packaging – (0.14)%
AptarGroup, Inc.	(65)	$(5,219)
Sealed Air Corporation	(32)	(1,409)
Silgan Holdings, Inc.	(75)	(4,547)
		(11,175)
Diversified Consumer Services – (0.03)%
H&R Block, Inc.	(82)	(2,033)

Diversified Telecommunication Services – (0.15)%
AT&T, Inc.	(250)	(9,908)
Singapore Telecommunications Ltd. (b)	(331)	(886)
Verizon Communications, Inc.	(19)	(872)
		(11,666)
Electric Utilities – (2.06)%
ALLETE, Inc.	(58)	(4,055)
Alliant Energy Corporation	(298)	(11,717)
Duke Energy Corporation	(257)	(21,203)
Entergy Corporation	(486)	(37,062)
Hawaiian Electric Industries, Inc.	(344)	(11,531)
IDACORP, Inc.	(30)	(2,536)
OGE Energy Corporation	(355)	(12,347)
Pinnacle West Capital Corporation	(213)	(18,124)
Portland General Electric Company	(60)	(2,720)
The Southern Company	(416)	(20,717)
Xcel Energy, Inc.	(399)	(17,975)
		(159,987)
Electrical Equipment – (0.32)%
Hubbell, Inc.	(66)	(7,466)
Regal Beloit Corporation	(127)	(10,014)
Sensata Technologies Holding NV (b)	(183)	(7,536)
		(25,016)
Electronic Equipment, Instruments & Components – (0.32)%
AU Optronics Corporation – ADR	(1,040)	(4,202)
InvenSense, Inc.	(331)	(4,257)
LG Display Company Ltd. – ADR	(377)	(4,852)
Zebra Technologies Corporation	(120)	(11,312)
		(24,623)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Energy Equipment & Services – (0.14)%
Fairmount Santrol Holdings, Inc.	(195)	$(1,006)
Schlumberger Ltd. (b)	(125)	(9,074)
Transocean Ltd. (b)	(83)	(915)
		(10,995)
Food & Staples Retailing – (0.38)%
Casey’s General Stores, Inc.	(136)	(15,241)
Koninklijke Ahold Delhaize NV (b)	(104)	(2,154)
United Natural Foods, Inc.	(262)	(10,881)
Wal-Mart Stores, Inc.	(15)	(1,128)
		(29,404)
Food Products – (0.56)%
Archer-Daniels-Midland Company	(54)	(2,470)
B&G Foods, Inc.	(294)	(12,348)
Flowers Foods, Inc.	(624)	(12,237)
The JM Smucker Company	(46)	(5,829)
Kellogg Company	(78)	(5,538)
Nestle SA, Reg (b)	(60)	(4,621)
Pilgrim’s Pride Corporation	(31)	(805)
		(43,848)
Gas Utilities – (0.07)%
ONE Gas, Inc.	(78)	(5,369)

Health Care Equipment & Supplies – (0.09)%
Cantel Medical Corporation	(13)	(967)
Medtronic plc (b)	(45)	(3,739)
Pulse Biosciences, Inc.	(13)	(314)
STERIS plc (b)	(26)	(1,919)
		(6,939)
Health Care Providers & Services – (0.41)%
AmerisourceBergen Corporation	(97)	(7,959)
Anthem, Inc.	(41)	(7,293)
Cardinal Health, Inc.	(6)	(436)
Express Scripts Holding Company	(131)	(8,036)
HCA Holdings, Inc.	(64)	(5,389)
McKesson Corporation	(22)	(3,042)
		(32,155)
Hotels, Restaurants & Leisure – (1.79)%
500.com Ltd. – ADR	(91)	(1,184)
Aramark	(141)	(5,149)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Hotels, Restaurants & Leisure – (1.79)% (Continued)
Brinker International, Inc.	(486)	$(21,476)
Carnival Corporation (b)	(100)	(6,177)
Chipotle Mexican Grill, Inc.	(7)	(3,321)
Cracker Barrel Old Country Store, Inc.	(147)	(23,548)
Darden Restaurants, Inc.	(106)	(9,030)
Hilton Grand Vacations, Inc.	(1)	(7)
Hilton Worldwide Holdings, Inc.	(44)	(2,595)
Hyatt Hotels Corporation, Class A	(194)	(10,767)
Papa John’s International, Inc.	(186)	(14,705)
Royal Caribbean Cruises Ltd. (b)	(121)	(12,899)
The Wendy’s Company	(823)	(12,131)
Yum! Brands, Inc.	(105)	(6,904)
Zoe’s Kitchen, Inc.	(487)	(8,790)
		(138,683)
Household Durables – (0.72)%
CalAtlantic Group, Inc.	(96)	(3,477)
Hovnanian Enterprises, Inc., Class A	(306)	(716)
Leggett & Platt, Inc.	(106)	(5,569)
Lennar Corporation, Class A	(135)	(6,817)
MDC Holdings, Inc.	(203)	(6,295)
Meritage Homes Corporation	(166)	(6,466)
Newell Brands, Inc.	(27)	(1,289)
PulteGroup, Inc.	(190)	(4,307)
Whirlpool Corporation	(114)	(21,168)
		(56,104)
Household Products – (0.20)%
Kimberly-Clark Corporation	(117)	(15,181)

Independent Power and Renewable Electricity Producers – (0.12)%
Calpine Corporation	(195)	(1,989)
Uniper SE (b)	(430)	(7,057)
		(9,046)
Industrial Conglomerates – (0.55)%
3M Company	(177)	(34,662)
General Electric Company	(282)	(8,175)
		(42,837)
Insurance – (1.89)%
American Financial Group, Inc.	(130)	(12,650)
Athene Holding Ltd., Class A (b)	(983)	(52,404)
CNA Financial Corporation	(195)	(8,826)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Insurance – (1.89)% (Continued)
Everest Re Group Ltd. (b)	(163)	$(41,029)
The Travelers Companies, Inc.	(260)	(31,631)
		(146,540)
Internet & Direct Marketing Retail – (0.12)%
Amazon.com, Inc.	(4)	(3,700)
Lands’ End, Inc.	(242)	(5,711)
		(9,411)
Internet Software & Services – (0.20)%
Baidu, Inc. – ADR	(14)	(2,523)
eBay, Inc.	(200)	(6,682)
GoDaddy, Inc., Class A	(26)	(1,012)
J2 Global, Inc.	(27)	(2,437)
Shutterstock, Inc.	(53)	(2,291)
Twitter, Inc.	(48)	(791)
Wix.com Ltd. (b)	(1)	(82)
		(15,818)
IT Services – (0.81)%
Alliance Data Systems Corporation	(65)	(16,226)
Automatic Data Processing, Inc.	(20)	(2,090)
Booz Allen Hamilton Holding Corporation	(297)	(10,671)
CACI International, Inc., Class A	(26)	(3,068)
CSRA, Inc.	(83)	(2,413)
Infosys Ltd. – ADR	(266)	(3,873)
Paychex, Inc.	(53)	(3,142)
PayPal Holdings, Inc.	(260)	(12,407)
Sabre Corporation	(65)	(1,522)
Science Applications International Corporation	(11)	(803)
The Western Union Company	(324)	(6,435)
		(62,650)
Leisure Products – (0.14)%
Acushnet Holdings Corporation	(245)	(4,474)
American Outdoor Brands Corporation	(287)	(6,357)
		(10,831)
Life Sciences Tools & Services – (0.11)%
Thermo Fisher Scientific, Inc.	(46)	(7,605)
Waters Corporation	(7)	(1,189)
		(8,794)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Machinery – (0.94)%
Allison Transmission Holdings, Inc.	(153)	$(5,918)
Caterpillar, Inc.	(127)	(12,987)
Deere & Company	(22)	(2,455)
Dover Corporation	(36)	(2,840)
Flowserve Corporation	(40)	(2,035)
Illinois Tool Works, Inc.	(36)	(4,971)
Ingersoll-Rand plc (b)	(145)	(12,869)
Kennametal, Inc.	(10)	(416)
Meritor, Inc.	(260)	(4,631)
PACCAR, Inc.	(127)	(8,475)
Pentair plc (b)	(72)	(4,645)
Proto Labs, Inc.	(13)	(754)
Terex Corporation	(173)	(6,051)
The Timken Company	(78)	(3,763)
		(72,810)
Marine – (0.01)%
DryShips, Inc. (b)	(1)	(1)
Seaspan Corporation (b)	(104)	(732)
		(733)
Media – (0.06)%
AMC Entertainment Holdings, Inc., Class A	(108)	(3,272)
Comcast Corporation, Class A	(20)	(784)
The Interpublic Group of Companies, Inc.	(22)	(519)
		(4,575)
Multiline Retail – (0.04)%
Big Lots, Inc.	(58)	(2,928)

Multi-Utilities – (0.94)%
Ameren Corporation	(195)	(10,664)
Avista Corporation	(19)	(766)
Canadian Utilities Ltd., Class A (b)	(735)	(21,188)
CenterPoint Energy, Inc.	(102)	(2,910)
E.ON SE (b)	(382)	(2,978)
NorthWestern Corporation	(87)	(5,201)
SCANA Corporation	(118)	(7,825)
WEC Energy Group, Inc.	(357)	(21,606)
		(73,138)
Oil, Gas & Consumable Fuels – (5.71)%
Anadarko Petroleum Corporation	(256)	(14,597)
Antero Midstream Partners LP	(260)	(8,845)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Oil, Gas & Consumable Fuels – (5.71)% (Continued)
Apache Corporation	(404)	$(19,651)
Buckeye Partners LP	(572)	(39,571)
Callon Petroleum Company	(731)	(8,655)
Carrizo Oil & Gas, Inc.	(565)	(14,210)
Centennial Resource Development, Inc., Class A	(358)	(5,903)
Chesapeake Energy Corporation	(1,471)	(7,738)
DCP Midstream Partners LP	(53)	(2,008)
Emerge Energy Services LP	(416)	(5,325)
Enbridge, Inc. (b)	(520)	(21,554)
Energen Corporation	(252)	(13,102)
EnLink Midstream LLC	(266)	(4,908)
Gulfport Energy Corporation	(691)	(10,973)
Hess Corporation	(115)	(5,615)
Holly Energy Partners LP	(47)	(1,747)
Inter Pipeline Ltd. (b)	(312)	(6,356)
Kinder Morgan, Inc.	(780)	(16,091)
Magellan Midstream Partners LP	(588)	(43,688)
Murphy Oil Corporation	(582)	(15,237)
Noble Midstream Partners LP	(108)	(5,413)
ONEOK, Inc.	(112)	(5,892)
PDC Energy, Inc.	(323)	(17,839)
Peabody Energy Corporation	(39)	(991)
Pembina Pipeline Corporation (b)	(65)	(2,071)
Phillips 66 Partners LP	(221)	(11,642)
Pioneer Natural Resources Company	(55)	(9,514)
Plains All American Pipeline LP	(156)	(4,563)
Plains GP Holdings LP, Class A	(156)	(4,644)
Rice Energy, Inc.	(130)	(2,768)
Sanchez Energy Corporation	(2,613)	(20,225)
SemGroup Corporation, Class A	(91)	(3,030)
Shell Midstream Partners LP	(518)	(16,592)
Spectra Energy Partners LP	(195)	(8,804)
Sunoco LP	(104)	(3,161)
Teekay Offshore Partners LP (b)	(106)	(563)
Valero Energy Partners LP	(321)	(15,248)
Western Gas Partners LP	(300)	(17,613)
The Williams Companies. Inc.	(481)	(14,733)
Williams Partners LP	(276)	(11,297)
		(442,377)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Pharmaceuticals – (0.12)%
Allergan plc (b)	(23)	$(5,608)
Johnson & Johnson	(6)	(741)
Pfizer, Inc.	(90)	(3,053)
		(9,402)
Professional Services – (0.16)%
Robert Half International, Inc.	(169)	(7,782)
Stantec, Inc. (b)	(182)	(4,671)
		(12,453)
Real Estate Investment Trusts (REITs) – (12.71)%
American Assets Trust, Inc.	(689)	(29,510)
American Tower Corporation	(12)	(1,511)
Apartment Investment & Management Company	(520)	(22,745)
AvalonBay Communities, Inc.	(348)	(66,064)
Camden Property Trust	(182)	(14,984)
Care Capital Properties, Inc.	(640)	(17,197)
Corporate Office Properties Trust	(1,719)	(56,280)
CubeSmart	(389)	(9,857)
DCT Industrial Trust, Inc.	(1,677)	(84,789)
Douglas Emmett, Inc.	(1,365)	(51,420)
EastGroup Properties, Inc.	(884)	(69,173)
Empire State Realty Trust, Inc.	(720)	(14,976)
Equity Commonwealth	(292)	(9,341)
Essex Property Trust, Inc.	(198)	(48,405)
Government Properties Income Trust	(5,138)	(109,542)
Host Hotels & Resorts, Inc.	(1,034)	(18,560)
Invitation Homes, Inc.	(2,021)	(43,553)
Kilroy Realty Corporation	(253)	(17,844)
Lamar Advertising Company, Class A	(29)	(2,090)
LaSalle Hotel Properties	(694)	(19,821)
Life Storage, Inc.	(215)	(16,854)
National Retail Properties, Inc.	(455)	(19,210)
OMEGA Healthcare Investors, Inc.	(390)	(12,870)
Park Hotels & Resorts, Inc.	(1)	(10)
Piedmont Office Realty Trust, Inc., Class A	(2,694)	(58,864)
Public Storage	(243)	(50,879)
Realty Income Corporation	(646)	(37,694)
Retail Properties of America, Inc.	(981)	(13,087)
SL Green Realty Corporation	(252)	(26,442)
Tanger Factory Outlet Centers, Inc.	(520)	(16,219)
Weingarten Realty Investors	(780)	(25,561)
		(985,352)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Real Estate Management & Development – (0.13)%
Realogy Holdings Corporation	(293)	$(8,951)
The Wharf Holdings Ltd. (b)	(144)	(1,228)
		(10,179)
Road & Rail – (1.27)%
Avis Budget Group, Inc.	(339)	(10,339)
Canadian National Railway Company (b)	(90)	(6,506)
Hertz Global Holdings, Inc.	(64)	(1,055)
Landstar System, Inc.	(234)	(19,995)
Old Dominion Freight Line, Inc.	(132)	(11,685)
Saia, Inc.	(257)	(12,375)
Schneider National, Inc., Class B	(758)	(14,387)
Union Pacific Corporation	(196)	(21,944)
		(98,286)
Software – (1.34)%
ANSYS, Inc.	(23)	(2,534)
Autodesk, Inc.	(21)	(1,891)
CA, Inc.	(108)	(3,546)
Electronic Arts, Inc.	(286)	(27,119)
FireEye, Inc.	(72)	(901)
Intuit, Inc.	(234)	(29,299)
Paycom Software, Inc.	(31)	(1,868)
Paylocity Holding Corporation	(36)	(1,420)
Snap, Inc., Class A	(113)	(2,548)
Symantec Corporation	(723)	(22,868)
Synchronoss Technologies, Inc.	(26)	(416)
Tableau Software, Inc., Class A	(130)	(6,978)
The Ultimate Software Group, Inc.	(13)	(2,635)
		(104,023)
Specialty Retail – (1.64)%
Advance Auto Parts, Inc.	(132)	(18,762)
AutoZone, Inc.	(13)	(8,998)
CarMax, Inc.	(65)	(3,803)
Five Below, Inc.	(102)	(5,010)
Hennes & Mauritz AB, Class B (b)	(486)	(12,034)
L Brands, Inc.	(122)	(6,443)
Lowe’s Companies, Inc.	(100)	(8,488)
The Michaels Companies, Inc.	(295)	(6,891)
The TJX Companies, Inc.	(260)	(20,446)
Tractor Supply Company	(44)	(2,724)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
Specialty Retail – (1.64)% (Continued)
Urban Outfitters, Inc.	(569)	$(13,019)
Williams-Sonoma, Inc.	(379)	(20,485)
		(127,103)
Technology Hardware, Storage & Peripherals – (0.11)%
Electronics For Imaging, Inc.	(78)	(3,571)
Seagate Technology plc (b)	(111)	(4,676)
		(8,247)
Textiles, Apparel & Luxury Goods – (0.37)%
Belle International Holdings Ltd. (b)	(1,920)	(1,301)
Fossil Group, Inc.	(407)	(7,021)
Hanesbrands, Inc.	(5)	(109)
VF Corporation	(373)	(20,377)
		(28,808)
Tobacco – (0.02)%
Altria Group, Inc.	(18)	(1,292)

Trading Companies & Distributors – (0.53)%
AerCap Holdings NV (b)	(67)	(3,083)
Air Lease Corporation	(39)	(1,488)
Fastenal Company	(130)	(5,808)
GATX Corporation	(141)	(8,446)
HD Supply Holdings, Inc.	(91)	(3,667)
United Rentals, Inc.	(61)	(6,689)
W.W. Grainger, Inc.	(45)	(8,672)
WESCO International, Inc.	(56)	(3,413)
		(41,266)
Transportation Infrastructure – (0.02)%
Macquarie Infrastructure Corporation	(23)	(1,872)

Water Utilities – (0.05)%
American States Water Company	(84)	(3,740)

Wireless Telecommunication Services – (0.03)%
MTN Group Ltd. (b)	(209)	(1,977)

Total Short Common Stocks
(Proceeds $3,309,766)		(3,320,402)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
SHORT PREFERRED STOCKS – (0.06)%
Henkel AG & Company KGaA (b)	(36)	$(4,898)
Total Short Preferred Stocks
(Proceeds $4,657)		(4,898)

SHORT EXCHANGE TRADED FUNDS – (8.23)%
Consumer Discretionary Select Sector SPDR Fund	(90)	(8,105)
Energy Select Sector SPDR Fund	(1,090)	(73,946)
Fidelity MSCI Health Care Index ETF	(26)	(945)
Financial Select Sector SPDR Fund	(1,315)	(30,942)
First Trust Dow Jones Internet Index Fund	(21)	(1,937)
Health Care Select Sector SPDR Fund	(354)	(26,727)
iShares 20+ Year Treasury Bond ETF	(235)	(28,752)
iShares China Large-Cap ETF	(120)	(4,624)
iShares Core S&P 500 ETF	(37)	(8,864)
iShares iBoxx $High Yield Corporate Bond ETF	(15)	(1,322)
iShares MSCI Canada ETF	(368)	(9,664)
iShares MSCI Emerging Markets ETF	(384)	(15,383)
iShares MSCI Thailand Capped ETF	(36)	(2,791)
iShares Nasdaq Biotechnology ETF	(26)	(7,739)
iShares North American Tech-Software ETF	(37)	(4,834)
iShares Russell 2000 ETF	(666)	(92,614)
iShares Russell 2000 Value ETF	(65)	(7,709)
iShares Select Dividend ETF	(43)	(3,934)
iShares Transportation Average ETF	(84)	(13,765)
iShares U.S. Healthcare Providers ETF	(116)	(15,943)
iShares U.S. Home Construction ETF	(1,248)	(40,348)
iShares U.S. Medical Devices ETF	(28)	(4,417)
iShares U.S. Real Estate ETF	(53)	(4,183)
iShares U.S. Telecommunications ETF	(72)	(2,449)
JPMorgan Alerian MLP Index ETN	(147)	(4,682)
Material Select Sector SPDR	(146)	(7,748)
PowerShares QQQ Trust Series 1	(407)	(55,348)
ProShares UltraShort 20+ Year Treasury	(78)	(2,956)
Source STOXX Europe 600 Optimised Food & Beverage UCITS ETF (b)	(13)	(5,151)
SPDR S&P 500 ETF Trust	(99)	(23,570)
SPDR S&P Biotech ETF	(286)	(20,432)
SPDR S&P Health Care Services ETF	(50)	(2,929)
SPDR S&P Homebuilders ETF	(346)	(13,082)
SPDR S&P Oil & Gas Equipment & Services ETF	(442)	(7,845)
SPDR S&P Oil & Gas Exploration & Production ETF	(490)	(17,125)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2017

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (8.23)% (Continued)
SPDR S&P Regional Banking ETF	(195)	$(10,540)
SPDR S&P Retail ETF	(69)	(2,961)
SPDR S&P Semiconductor ETF	(366)	(21,729)
United States Oil Fund LP	(633)	(6,482)
Utilities Select Sector SPDR Fund	(456)	(23,575)
Total Short Exchange Traded Funds
(Proceeds $634,998)		(638,092)
Total Securities Sold Short
(Proceeds $3,949,421) – (51.12)%		(3,963,392)
Net Total Investments
(Cost $3,876,884) – 51.61%		4,000,832
Other Assets In Excess Of Liabilities – 48.39%		3,751,584
Net Assets – 100.00%		$7,752,416

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Foreign security.
(c)
All or a portion of this security has been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts. The total value of assets committed as collateral as of April 30, 2017, is $3,144,960.

(d)	100 shares per contract.
(e)	Securities sold short are not owned by the Fund and cannot produce income.

ADR – American Depository Receipt
ETF – Exchange Traded Fund
ETN – Exchange Traded Note
plc – Public Limited Company
Reg – Registered

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Options Written (Unaudited)
April 30, 2017

	Contracts (a)	Value
CALL OPTIONS WRITTEN
Burlington Stores, Inc.
Expiration: May 2017, Exercise Price: $100.00	1	$175
CBOE Volatility Index Fund
Expiration: May 2017, Exercise Price: $23.00	3	23
The Cheesecake Factory, Inc.
Expiration: May 2017, Exercise Price: $65.00	1	122
Darden Restaurants, Inc.
Expiration: June 2017, Exercise Price: $86.00	1	187
Dollar Tree, Inc.
Expiration: May 2017, Exercise Price: $85.00	1	95
Dunkin’ Brands Group, Inc.
Expiration: May 2017, Exercise Price: $56.00	1	139
Hi-Crush Partners LP
Expiration: July 2017, Exercise Price: $20.00	3	135
The Home Depot, Inc.
Expiration: May 2017, Exercise Price: $155.00	1	390
ILG, Inc.
Expiration: June 2017, Exercise Price: $26.00	3	127
Jack in the Box, Inc.
Expiration: May 2017, Exercise Price: $105.00	1	230
Kate Spade & Company
Expiration: May 2017, Exercise Price: $21.00	1	20
Expiration: May 2017, Exercise Price: $23.00	3	45
Marriott International, Inc., Class A
Expiration: May 2017, Exercise Price: $95.00	1	265
McDonald’s Corporation
Expiration: May 2017, Exercise Price: $134.00	1	621
Expiration: May 2017, Exercise Price: $135.00	1	525
Mondelez International, Inc., Class A
Expiration: June 2017, Exercise Price: $50.00	5	162
NextEra Energy, Inc.
Expiration: May 2017, Exercise Price: $135.00	2	185
Range Resources Corporation
Expiration: June 2017, Exercise Price: $35.00	3	30
Ross Stores, Inc.
Expiration: May 2017, Exercise Price: $67.00	1	95
Royal Caribbean Cruises Ltd.
Expiration: June 2017, Exercise Price: $115.00	1	45
Sempra Energy
Expiration: May 2017, Exercise Price: $115.00	3	255

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Options Written (Unaudited) – Continued
April 30, 2017

	Contracts (a)	Value
CALL OPTIONS WRITTEN (Continued)
Steven Madden Ltd.
Expiration: June 2017, Exercise Price: $40.00	1	$68
U.S. Silica Holdings, Inc.
Expiration: June 2017, Exercise Price: $55.00	2	45
Wal-Mart Stores, Inc.
Expiration: May 2017, Exercise Price: $74.00	1	142
Western Gas Partners LP
Expiration: May 2017, Exercise Price: $65.00	3	68
		4,194
PUT OPTIONS WRITTEN
Anadarko Petroleum Corporation
Expiration: May 2017, Exercise Price: $56.50	1	121
Buckeye Partners LP
Expiration: May 2017, Exercise Price: $65.00	3	112
Expiration: August 2017, Exercise Price: $65.00	1	188
Casey’s General Stores, Inc.
Expiration: June 2017, Exercise Price: $105.00	1	150
CBOE Volatility Index Fund
Expiration: May 2017, Exercise Price: $12.00	1	60
Constellation Brands, Inc., Class A
Expiration: May 2017, Exercise Price: $160.00	1	30
Cracker Barrel Old Country Store, Inc.
Expiration: June 2017, Exercise Price: $145.00	2	190
Darden Restaurants, Inc.
Expiration: June 2017, Exercise Price: $80.00	1	45
Dollar Tree, Inc.
Expiration: June 2017, Exercise Price: $77.50	1	160
Edgewell Personal Care Company
Expiration: May 2017, Exercise Price: $65.00	2	165
Energy Transfer Equity LP
Expiration: May 2017, Exercise Price: $18.00	5	247
Fossil Group, Inc.
Expiration: May 2017, Exercise Price: $15.00	2	85
iShares Russell 2000 ETF
Expiration: May 2017, Exercise Price: $128.00	2	12
Expiration: May 2017, Exercise Price: $127.00	6	60
Jack in the Box, Inc.
Expiration: May 2017, Exercise Price: $95.00	1	110
Kimberly-Clark Corporation
Expiration: May 2017, Exercise Price: $120.00	4	30

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Options Written (Unaudited) – Continued
April 30, 2017

	Contracts (a)	Value
PUT OPTIONS WRITTEN (Continued)
Kinder Morgan, Inc.
Expiration: June 2017, Exercise Price: $20.00	16	$552
L Brands, Inc.
Expiration: May 2017, Exercise Price: $45.00	1	20
Magellan Midstream Partners LP
Expiration: May 2017, Exercise Price: $77.50	5	1,562
Molson Coors Brewing Company, Class B
Expiration: June 2017, Exercise Price: $90.00	1	84
Mondelez International, Inc., Class A
Expiration: June 2017, Exercise Price: $40.00	3	79
Expiration: June 2017, Exercise Price: $41.00	3	111
MPLX LP
Expiration: June 2017, Exercise Price: $36.00	3	547
Papa John’s International, Inc.
Expiration: May 2017, Exercise Price: $72.50	2	130
Plains All American Pipeline LP
Expiration: May 2017, Exercise Price: $30.00	1	117
Plains GP Holdings LP
Expiration: May 2017, Exercise Price: $30.00	1	103
PowerShares QQQ Trust Series 1
Expiration: May 2017, Exercise Price: $125.00	1	5
Range Resources Corporation
Expiration: June 2017, Exercise Price: $25.00	3	240
Rice Energy, Inc.
Expiration: May 2017, Exercise Price: $20.00	3	105
Sanderson Farms, Inc.
Expiration: May 2017, Exercise Price: $100.00	1	18
SemGroup Corporation, Class A
Expiration: May 2017, Exercise Price: $35.00	1	250
SPDR S&P Retail ETF
Expiration: May 2017, Exercise Price: $40.00	5	48
Sunoco Logistics Partners LP
Expiration: May 2017, Exercise Price: $22.00	5	75
The Kraft Heinz Company
Expiration: June 2017, Exercise Price: $82.50	1	48
The TJX Companies, Inc.
Expiration: May 2017, Exercise Price: $75.00	1	53
The Wendy’s Company
Expiration: May 2017, Exercise Price: $14.00	4	50
The Williams Companies, Inc.
Expiration: May 2017, Exercise Price: $28.00	6	99

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Options Written (Unaudited) – Continued
April 30, 2017

	Contracts (a)	Value
PUT OPTIONS WRITTEN (Continued)
United Natural Foods, Inc.
Expiration: May 2017, Exercise Price: $40.00	1	$73
VanEck Vectors Semiconductor ETF
Expiration: May 2017, Exercise Price: $70.00	1	8
VF Corporation
Expiration: May 2017, Exercise Price: $55.00	1	123
Williams-Sonoma, Inc.
Expiration: June 2017, Exercise Price: $51.00	2	224
Yum! Brands, Inc.
Expiration: June 2017, Exercise Price: $62.50	1	63
		6,552
Total Options Written
(Premiums Received $11,815)		$10,746

(a)  100 shares per contract.

ETF – Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Swap Contracts (Unaudited)
April 30, 2017

			Market	Unrealized
Termination			Value for	Appreciation
Date	Security(1)	Shares	Notional	(Depreciation)*	Counterparty
LONG EQUITY SWAP CONTRACTS
7/16/18	Danone SA	269	$18,826	$509	Morgan Stanley
1/7/19	Drax Group plc	792	3,313	76	Morgan Stanley
10/5/18	EasyJet plc	1,380	20,874	2,993	Morgan Stanley
1/28/19	Glencore plc	4,568	17,953	(292)	Morgan Stanley
7/16/18	Imperial Brands plc	78	3,820	43	Morgan Stanley
10/8/18	Innogy SE	100	3,677	243	Morgan Stanley
8/27/18	LVHM Moet Hennessy
	Louis Vuitton SE	68	16,787	2,305	Morgan Stanley
7/16/18	Pernod Ricard SA	146	18,272	309	Morgan Stanley
11/7/18	Prudential plc	650	14,426	702	Morgan Stanley
11/7/18	RSA Insurance Group plc	2,860	22,065	1,508	Morgan Stanley

SHORT EQUITY SWAP CONTRACTS
6/14/18	Air Liquide SA	(24)	(2,892)	(364)	Morgan Stanley
11/7/18	Aviva plc	(910)	(6,188)	(49)	Morgan Stanley
1/28/19	BHP Billiton plc	(1,098)	(16,739)	943	Morgan Stanley
7/16/18	Casino Guichard
	Perrachon SA	(47)	(2,831)	(163)	Morgan Stanley
7/16/18	Diageo plc	(371)	(10,799)	(178)	Morgan Stanley
11/7/18	HSBC Holdings plc	(1,690)	(13,936)	4	Morgan Stanley
10/5/18	International Consolidated
	Airlines Group SA	(2,726)	(19,764)	(1,868)	Morgan Stanley
7/16/18	L’Oreal SA	(19)	(3,784)	(142)	Morgan Stanley
11/9/18	Morgan Stanley Software-
	as-a-Service Basket	(68)	(10,682)	(748)	Morgan Stanley
3/4/19	Morgan Stanley Brick
	and Mortar Basket	(260)	(7,905)	(41)	Morgan Stanley
3/4/19	Morgan Stanley
	Food Basket	(52)	(3,395)	26	Morgan Stanley
12/7/18	Morgan Stanley U.S.
	Growth Long Basket	(227)	(25,000)	(360)	Morgan Stanley
12/7/18	Morgan Stanley U.S.
	Value Short Basket	(162)	(17,475)	(438)	Morgan Stanley
7/16/18	Remy Cointreau SA	(119)	(12,004)	(491)	Morgan Stanley
1/7/19	Severn Trent plc	(108)	(3,251)	(192)	Morgan Stanley
1/17/19	SSE plc	(52)	(937)	23	Morgan Stanley
				$4,358
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(1)	See note 2 for information regarding financing rate for contracts.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Futures Contacts (Unaudited)
April 30, 2017

		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Issue	Purchased	Amount	(Depreciation)*
LONG FUTURES CONTRACTS
6/16/17	E-mini S&P 500 Index	5	$595,289	$(164)
6/16/17	E-mini S&P MidCap 400 Index	3	512,446	6,554
6/21/17	CME Long Term U.S. Treasury Bond	1	151,952	1,016
6/21/17	CME Ultra Long Term U.S. Treasury Bond	6	951,093	26,532
				$33,938

*  Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Forward Currency Exchange Contracts* (Unaudited)
April 30, 2017

Settlement	Currency to		Currency to		Unrealized
Date	be Delivered	Value (USD)	be Received	Value (USD)	Appreciation (USD)**
5/31/17	91,088 CNY	$13,174	13,200 USD	$13,200	$26
5/31/17	82,603 THB	2,388	2,400 USD	2,400	12
		$15,562		$15,600	$38

CNY – Chinese Yuan Renminbi
THB – Thai Baht
USD – U.S. Dollar
*	Morgan Stanley is the counterparty for all open forward currency exchange contracts held by the Fund as of April 30, 2017.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

(This Page Intentionally Left Blank.)

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2017

ASSETS:
Investments, at value (Cost 7,826,305)	$7,964,224
Cash	474,438
Receivable at brokers	3,274,564
Receivable for investments sold	1,465,641
Receivable for swap contracts	4,358
Receivable for forward currency exchange contracts	38
Receivable from the Adviser	47,205
Dividends and interest receivable	3,361
Prepaid expenses and other receivables	170,973
Total assets	13,404,802
LIABILITIES:
Securities sold short, at value (proceeds of $3,949,421)	3,963,392
Written option contracts, at value (premiums received $11,815)	10,746
Payable for foreign currency	37,543
Payable for investments purchased	1,536,609
Payable for fund administration and fund accounting fees	40,816
Payable for custody fees	13,663
Payable for transfer agent fees and expenses	11,527
Dividends and interest payable	5,904
Payable for compliance fees	3,034
Payable for trustees’ fees	2,459
Distribution fees payable	996
Accrued expenses and other liabilities	25,697
Total liabilities	5,652,386
NET ASSETS	$7,752,416
NET ASSETS CONSISTS OF:
Paid-in capital	$7,696,958
Accumulated net investment loss	(63,814)
Accumulated undistributed net realized gain (loss) on investments, securities sold short, written option contracts expired or closed, swap contracts,
future contracts, forward currency exchange contracts and foreign currency translation	(46,820)
Net unrealized appreciation (depreciation) on:
Investments	137,919
Securities sold short	(13,971)
Written option contracts	1,069
Swap contracts	4,358
Future contracts	33,938
Forward currency exchange contracts	38
Foreign currency translation	2,741
Net unrealized appreciation	166,092
Total net assets	$7,752,416

		Investor
	Class K Shares	Class Shares
Net assets	$5,238,049	$2,514,367
Shares issued and outstanding(1)	520,779	250,003
Net asset value and offering price per share(2)	$10.06	$10.06

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 1.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2017

INVESTMENT INCOME:
Interest	$8,469
Dividend income on long positions (net of foreign withholding taxes of $361)	69,087
Total investment income	77,556
EXPENSES:
Custodian fees (See note 3)	103,616
Administration and fund accounting fees (See note 3)	96,460
Investment advisory fees (See note 3)	49,883
Professional fees	25,396
Federal and state registration fees	24,038
Transfer agent fees (See note 3)	22,986
Compliance fees (See note 3)	6,056
Trustees’ fees	4,958
Reports to shareholders	3,593
Other	3,532
Distribution fees – Investor Class (See note 5)	996
Dividends on securities sold short	41,111
Borrowing expense on securities sold short	16,835
Total expense before reimbursement	399,460
Less: Expense reimbursement by Adviser (See note 3)	(278,788)
Net expenses	120,672
NET INVESTMENT LOSS	(43,116)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	$220,509
Securities sold short	(104,289)
Written option contracts expired or closed	12,953
Swap contracts	(5,379)
Future contracts	(16,289)
Forward currency exchange contracts	(288)
Foreign currency translation	(2,810)
Net realized gain	104,407
Change in unrealized appreciation (depreciation) on:
Investments	27,930
Securities sold short	(58,138)
Written option contracts	715
Swap contracts	7,200
Future contracts	33,938
Forward currency exchange contracts	3
Foreign currency translation	2,464
Net unrealized appreciation	14,112
Net realized and unrealized gain on investments	118,519
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,403

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Period Inception
	April 30, 2017	Through
	(Unaudited)	October 31, 2016(1)
OPERATIONS:
Net investment loss	$(43,116)	$(27,335)
Net realized gain on investments, securities sold short,
written option contracts expired or closed, swap contracts,
future contracts, forward currency exchange contracts
and foreign currency translation	104,407	73,197
Change in unrealized appreciation on investments, securities sold short, written option contracts, swap contracts, future contracts,
forward currency exchange contracts and foreign currency translation	14,112	151,980
Net increase in net assets resulting from operations	75,403	197,842
Class I(2) – Distributions to shareholders from: (See note 4)
Net investment income	(9,858)	—
Net realized gains	(96,765)	—
Total dividends and distributions – Class I	(106,623)	—
Class K – Distributions to shareholders from: (See note 4)
Net investment income	(13,647)	—
Net realized gains	(100,552)	—
Total dividends and distributions – Class K	(114,199)	—
Investor Class(3) – Distributions to shareholders from: (See note 4)
Net investment income	—	—
Net realized gains	—	—
Total dividends and distributions – Investor Class	—	—

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(4)	2,599,993	5,100,000

NET INCREASE IN NET ASSETS	2,454,574	5,297,842

NET ASSETS:
Beginning of period	5,297,842	—
End of period, including accumulated
net investment income (loss) of $(63,814) and $2,807	$7,752,416	$5,297,842

(1)	Inception date of the Fund was December 1, 2015.
(2)	Class I Shares closed on March 31, 2017. (See note 1)
(3)	Inception date of the Investor Class was on February 28, 2017.
(4)	A summary of capital share transactions is as follows:

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets – Continued

SHARE TRANSACTIONS:
	For the Six Months Ended		For the Period
	April 30, 2017		Inception Through
	(Unaudited)		October 31, 2016
Class I:	Shares	Amount	Shares	Amount
Issued	—	$—	259,794	$2,600,000
Issued to holders in
reinvestment of dividends	—	—	—	—
Redeemed	(250,000)	(2,497,312)	(9,794)	(103,428)
Redemption fees	—	—	—	—
Net increase/decrease in Class I	(250,000)	$(2,497,312)	250,000	$2,496,572

Class K:
Issued	265,984	$2,649,400	259,785	$2,603,428
Issued to holders in
reinvestment of dividends	437	4,301	—	—
Redeemed	(5,427)	(53,899)	—	—
Redemption fees	—	191	—	—
Net increase in Class K	260,994	$2,599,993	259,785	$2,603,428

Investor Class:
Issued	250,003	$2,497,312	—	$—
Issued to holders in
reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Redemption fees	—	—	—	—
Net increase in Investor Class	250,003	$2,497,312	—	$—
Net increase in shares outstanding	260,997	$2,599,993	509,785	$5,100,000

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Cash Flows (Unaudited)
For the Six Months Ended April 30, 2017

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$75,403
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(21,513,749)
Proceeds from sales of investments	19,708,189
Increase in receivable at brokers	(2,152,501)
Increase in receivable for investments sold	(874,139)
Increase in receivable for swap contracts	(7,200)
Increase in receivable for forward currency exchange contracts	(3)
Increase in receivable from Adviser	(10,711)
Increase in dividends and interest receivable	(1,881)
Increase in prepaid expenses and other receivables	(156,244)
Proceeds from securities sold short	19,321,303
Purchases to cover securities sold short	(17,552,581)
Premiums received on written option contracts	40,956
Written option contracts expired or closed	(18,244)
Increase in payable for foreign currency	37,543
Increase in payable for investments purchased	1,001,333
Increase in payable for fund administration and fund accounting fees	11,499
Decrease in payable for custody fees	(12,391)
Increase in payable for transfer agent fees and expenses	3,975
Increase in dividends and interest payable	2,887
Increase in payable for compliance fees	1,034
Decrease in payable for trustees’ fees	(41)
Increase in distribution fees payable	996
Decrease in accrued expenses and other liabilities	(23,132)
Net realized gain on investments	(220,509)
Net realized loss on securities sold short	104,289
Net realized gain on written option contracts expired or closed	(12,953)
Net realized gain on foreign currency translation	(2,810)
Unrealized appreciation on investments	(27,930)
Unrealized depreciation on securities sold short	58,138
Unrealized appreciation on written options	(715)
Net cash used in operating activities	(2,220,189)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	2,649,400
Payment on shares redeemed	(53,708)
Cash distributions paid to shareholders(1)	(216,521)
Net cash provided by financing activities	2,379,171
Net change in cash	$158,982
CASH:
Beginning Balance	$315,456
Ending Balance	$474,438

(1)	Includes proceeds from the reinvestment of distributions of $4,301.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

	For the Six
	Months Ended	For the Period
	April 30, 2017	Inception Through
	(Unaudited)	October 31, 2016(1)
Class K

PER SHARE DATA(2):

Net asset value, beginning of period	$10.40	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.07)	(0.05)
Net realized and unrealized gain on investments	0.17	0.45
Total from investment operations	0.10	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	—
Net realized gains	(0.39)	—
Total distributions	(0.44)	—
Paid-in capital from redemption fees	— (4)	—
Net asset value, end of period	$10.06	$10.40

TOTAL RETURN(5)	1.05%	4.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,238	$2,701
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	12.74%	12.86%
After expense reimbursement(6)(7)(8)	3.89%	3.44%
Ratio of dividends and borrowing expense
on securities sold short to average net assets(6)	1.91%	1.29%
Ratio of operating expenses to average net assets excluding dividends
and borrowing expense on securities sold short(6)(7)(8)	1.98%	2.15%
Ratio of net investment loss to average net assets(6)(7)(8)	(1.49)%	(0.53)%
Portfolio turnover rate(5)(9)	281%	304%

(1)	Inception date of Class K was December 1, 2015.
(2)	For a Class K share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Amount per share is less than $0.01.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)	As of October 26, 2016, the Adviser agreed to lower the operating expense cap to 1.98%
(9)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short positions, short-term options, swap contracts, futures contracts and forward currency exchange contracts).  The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

For the Period
Inception Through
April 30, 2017(1)
(Unaudited)
Investor Class

PER SHARE DATA(2):

Net asset value, beginning of period	$9.99

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.05)
Net realized and unrealized gain on investments	0.12
Total from investment operations	0.07

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions	—
Paid-in capital from redemption fees	—
Net asset value, end of period	$10.06

TOTAL RETURN(4)	0.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,514
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)(6)	12.59%
After expense reimbursement(5)(6)	4.61%
Ratio of dividends and borrowing expense
on securities sold short to average net assets(5)	2.38%
Ratio of operating expenses to average net assets excluding dividends
and borrowing expense on securities sold short(5)(6)	2.23%
Ratio of net investment loss to average net assets(5)(6)	(3.20)%
Portfolio turnover rate(4)(7)	281%

(1)	Inception date of the Investor Class was February 28, 2017.
(2)	For an Investor Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(7)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short positions, short-term options, swap contracts, futures contracts and forward currency exchange contracts).  The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited)
April 30, 2017

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Balanced Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. A secondary objective of the Fund is to limit capital loses during periods when the bond and equity markets decline. The Fund commenced operations on December 1, 2015. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class.  Effective March 31, 2017, the Fund ceased offering Class I and closed.  As of April 30, 2017, Class A shares are not available for purchase.  Class K and Investor Class shares have no front end sales load, no deferred sales charge, and a 1.00% redemption fee.  Investor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward Currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of April 30, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$4,840,568	$55,845	$—	$4,896,413
Long Exchange Traded Funds	3,044,690	—	—	3,044,690
Purchased Call Options	—	12,821	—	12,821
Purchased Put Options	—	10,300	—	10,300
Swap Contracts(2)	—	4,358	—	4,358
Future Contracts(2)	—	33,938	—	33,938
Forward Currency Exchange Contracts(2)	—	38	—	38
	$7,885,258	$117,300	$—	$8,002,558

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short(1)	$3,282,744	$37,658	$—	$3,320,402
Preferred Stocks Sold Short	—	4,898	—	4,898
Exchange Traded Funds Sold Short	632,941	5,151	—	638,092
Written Call Options	—	4,194	—	4,194
Written Put Options	—	6,552	—	6,552
	$3,915,685	$58,453	$—	$3,974,138

(1)	Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2)	Swap contracts, future contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

It is the Fund’s policy to record transfers at the end of the reporting period.  For the period ended April 30, 2017, the Fund recognized the following transfers between levels:

Long common stock transferred out of Level 1 into Level 2	$16,916
Exchange traded fund sold short transferred out of Level 1 into Level 2	$ 5,151

As of April 30, 2017, the Fund did not hold any Level 3 securities.

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

F.  Forward Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

G.  Future Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

H.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the period ended April 30, 2017, the Fund entered into both long and short equity swap contracts. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”) (generally between 0 to 100 basis points). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA or SONIA (generally between 0 to 100 basis points).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated  into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

J.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

K.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

L.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

M.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

N.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

O.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

P.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Q.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended April 30, 2017, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	194	$870,158
Written Option Contracts*	79	397,093
Futures Contracts	7	928,164
Long Total Return Swap Contracts	7,480	104,450
Short Total Return Swap Contracts	5,254	102,683
Forward Currency Exchange Contracts	3	30,774

*  Refer to Note 7 for additional information on written option activity.

Statement of Assets and Liabilities

Fair values of derivative instruments as of April 30, 2017:

	Asset Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Purchased Option Contracts	Investments	$23,121
Swap Contracts	Receivables	4,358
Future Contracts	Receivables	6,390
Interest Rate Contracts:
Future Contracts	Receivables	27,548
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	38
Total		$61,455

	Liability Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Written Option Contracts	Written Option Contracts	$10,746
Total		$10,746

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2017:

	Amount of Realized Gain (Loss) on Derivatives

					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(25,473)	$12,953	$(5,379)	$(7,066)	$—	$(24,965)
Interest Rate Contracts	—	—	—	(9,223)	—	(9,223)
Foreign Exchange Contracts	—	—	—	—	(288)	(288)
Total	$(25,473)	$12,953	$(5,379)	$(16,289)	$(288)	$(34,476)

	Change in Unrealized Appreciation (Depreciation) on Derivatives

					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts**	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(5,480)	$715	$7,200	$6,390	$—	$8,825
Interest Rate Contracts	—	—	—	27,548	—	27,548
Foreign Exchange Contracts	—	—	—	—	3	3
Total	$(5,480)	$715	$7,200	$33,938	$3	$36,376

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Weiss Multi-Strategy Advisers LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.60% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.23%, 2.08%, 1.98% and 2.23% of the Fund’s average daily net assets of the Fund’s Class A shares, Class I shares, Class K shares and Investor Class shares, respectively. As of April 30, 2017, Class A shares and Class I shares are not available. Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (i.e. within the three years after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

written notice and approval by the Trust’s Board of Trustees and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
10/31/2019	$443,038
4/30/2020	278,788

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2017, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

At October 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments*	$5,903,266
Gross unrealized appreciation	298,074
Gross unrealized depreciation	(292,166)
Net unrealized appreciation	$5,908
Undistributed ordinary income	196,947
Undistributed long-term capital gain	368
Total distributable earnings	$197,315
Other accumulated losses	(2,346)
Total accumulated gains	$200,877

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, straddles, and constructive sales.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

As of October 31, 2016, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31. For the taxable period ended October 31, 2016, the Fund  does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2016 the following table shows the reclassifications made:

Accumulated Net Realized gain (loss) on
Investments, Securities Sold Short,
Written Option Contracts Expired or Closed,
Accumulated	Swap Contracts, Future Contracts,
Undistributed Net	Exchange Contracts Forward Currency
Investment Income	and Foreign Currency Translation	Paid-in Capital
$30,142	$(27,107)	$(3,035)

The tax character of distributions paid during the period ended April 30, 2017 were as follows:

Ordinary Income*	Long-Term Capital Gain	Total
$220,822	$—	$220,822

There were no distributions made by the Fund during the period ended October 31, 2016.

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent reimbursement for distribution and service activities.  As of April 30, 2017, Class A shares are not available.  For the period ended April 30, 2017, the Investor Class incurred expenses of $996 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets in Class A, the Investor Class, and Class I, respectively. Payments to the Adviser under the Agreement may reimburse the Adviser

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. As of April 30, 2017, Class A shares and Class I shares are not available. During the period ended April 30, 2017, there were no shareholder servicing fees charged to the Investor Class as no such fees were applicable.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2017, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	21,381,029	19,539,439

7.  WRITTEN OPTION CONTRACTS*

The premium amount and the number of written option contracts during the period ended April 30, 2017 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at October 31, 2016	44	$4,002
Options written*	576	40,956
Options closed	(348)	(22,828)
Options exercised	(21)	(1,947)
Options expired	(99)	(8,368)
Options outstanding at April 30, 2017	152	$11,815

*  Refer to Note 2 Q.

8.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts —
Morgan Stanley	$9,684	$5,326	$4,358	$—	$—	$4,358
Future Contracts	34,102	164	33,938	—	—	33,938
Forward Currency
Exchange Contracts	38	—	38	—	—	38
	$43,824	$5,490	$38,334	$—	$—	$38,334

Liabilities:
Description
Written Option Contracts	$10,746	$—	$10,746	$—	$10,746	$—
Swap Contracts —
Morgan Stanley	5,326	5,326	—	—	—	—
Future Contracts	164	164	—	—	—	—
	$16,236	$5,490	$10,746	$—	$10,746	$—

*   In some instances, the actual collateral pledged/received may be more than amount shown.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2017, affiliates of the Adviser owned 66.2% of the outstanding shares of the Fund and National Financial Services, for the benefit of its customers, owned 33.8% of the outstanding shares of the Fund.

10.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited)
April 30, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% due to the Fund not paying a distribution.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2016 was 0.00% due to the Fund not paying a distribution.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0.00% due to the Fund not paying a distribution.

WEISS ALTERNATIVE BALANCED RISK FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;
•   Information you give us orally; and/or
•   Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue
NW Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Series Portfolios Trust

By (Signature and Title)*       /s/John Hedrick
John Hedrick, President

Date     June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/John Hedrick
John Hedrick, President

Date     June 29, 2017

By (Signature and Title)*       /s/David Cox
David Cox, Treasurer

Date     June 29, 2017

* Print the name and title of each signing officer under his or her signature.